As filed with the Securities and Exchange Commission on February 1, 2000

Securities Act File No. 33-8708 Investment Company Act File No. 811-4839

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 17
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 18
(Check appropriate box or boxes)	|X| | | |X| |X| |X|

Merrill Lynch Intermediate Government Bond Fund (Exact Name of Registrant as Specified in Charter)

P.O. Box 9011, Princeton, New Jersey 08543-9011 (Address of Principal Executive Offices) (Zip Code)

(609) 282-2800 (Registrant’s Telephone Number, including Area Code)

Robert W. Crook Merrill Lynch Intermediate Government Bond Fund P.O. Box 9011 Princeton, New Jersey 08543-9011 (Name and Address of Agent for Service)

Copies to:

Counsel for the Company: CLIFFORD CHANCE ROGERS & WELLS LLP 200 Park Avenue New York, New York 10166 Attention: Leonard B. Mackey, Jr., Esq.	Michael J. Hennewinkel, Esq. MERRILL LYNCH ASSET MANAGEMENT P.O. Box 9011 Princeton, New Jersey 08543-9011

It is proposed that this filing will become effective (check appropriate box):
	|X|	immediately upon filing pursuant to paragraph (b)
	|_|	on (date) pursuant to paragraph (b)
	| |	60 days after filing pursuant to paragraph (a)(1)
	| |	on pursuant to paragraph (a)(1)
	| |	75 days after filing pursuant to paragraph (a)(2)
	| |	on (date) pursuant to paragraph (a)(2) of Rule 485.

   If appropriate, check the following box:

| |	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Class A shares, Class B shares, Class C shares and Class D shares of Common Stock of the Merrill Lynch Intermediate Government Bond Fund.

Prospectus

[LOGO] Merrill Lynch

Merrill Lynch Intermediate Government Bond Fund

February 1, 2000

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

PAGE
[ICON]	KEY FACTS
	Merrill Lynch Intermediate Government Bond Fund at a Glance Risk/Return Bar Chart Fees and Expenses	3 4 6

[ICON]	DETAILS ABOUT THE FUND
	How the Fund Invests Investment Risks	8 9

[ICON]	YOUR ACCOUNT
	Merrill Lynch Select PricingSM System How to Buy, Sell, Transfer and Exchange Shares Participation in Merrill Lynch Fee-Based Programs	11 16 20

[ICON]	MANAGEMENT OF THE FUND
	Fund Asset Management Financial Highlights	22 23

[ICON]	FOR MORE INFORMATION
	Shareholder Reports Statement of Additional Information	Back Cover Back Cover

MERRILL LYNCH INTERMEDIATE GOVERNMENT BOND FUND

Key Facts [ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

Current Income — income from interest or dividends.

Intermediate-term debt securities — bonds that have a maturity ranging from five to fifteen years.

MERRILL LYNCH INTERMEDIATE GOVERNMENT BOND FUND AT A GLANCE

What is the Fund’s investment objective?

The investment objective of the Fund is to seek the highest possible current income consistent with the protection of capital afforded by investing primarily in intermediate-term debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

What are the Fund’s main investment strategies?

The Fund invests in a portfolio of bonds and other debt securities that are issued or guaranteed by the U.S. Government or U.S. Government agencies and organizations. The Fund may invest a portion of its portfolio in mortgage-backed securities issued or guaranteed by government sponsored enterprises. The Fund may also invest in securities linked to an interest rate or other index. The Fund may loan portfolio securities and enter into securities repurchase agreements and purchase securities on a when-issued or forward commitment basis. Under normal circumstances, the Fund will maintain a dollar-weighted average maturity of six to eight years.

We cannot guarantee that the Fund will achieve its objective.

What are the main risks of investing in the Fund?

As with any mutual fund, the value of the Fund’s investments - and therefore the value of Fund shares - may go up or down. These changes may occur in response to interest rate changes or other factors that may affect a particular issuer or obligation. Generally, when interest rates go up, the value of debt instruments goes down. If the value of the Fund’s investments goes down, you may lose money.

Mortgage-backed securities may be more volatile than other government debt securities and carry the risk of prepayment before maturity.

Who should invest?

The Fund may be an appropriate investment for you if you:

•	Are looking for current income
•	Are investing with medium term goals in mind and want to focus on U.S. Government securities
•	Are looking for a professionally managed and diversified portfolio

MERRILL LYNCH INTERMEDIATE GOVERNMENT BOND FUND	3

[ICON] Key Facts

RISK/RETURN BAR CHART*

The bar chart and table shown below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance for Class D shares for each of the past ten calendar years. Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. The table compares the average annual total returns of the Fund’s Class D shares for the periods shown with those of the Merrill Lynch U.S. Treasury Bond Index, the Merrill Lynch U.S. Treasury, Government Agency Bond Index and the Salomon Smith Barney Govt/ Mortgage Index. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

[The following table was depicted as a bar chart in the printed material.]

1990	1991	1992	1993	1994	1995	1996	1997	1998	1999
9.19%	13.91%	6.54%	7.23%	-1.71%	11.33%	3.54%	7.27%	8.69%	-2.20%

During the ten-year period shown in the bar chart, the highest return for a quarter was 5.63% (quarter ended September 30, 1998) and the lowest return for a quarter was -1.57% (quarter ended March 31, 1994). The year-to-date return as of December 31, 1999 was -2.20%.

4	MERRILL LYNCH INTERMEDIATE GOVERNMENT BOND FUND

Average Annual Total Returns (for the calendar year ended December 31, 1999)		Past One Year	Past Five Years	Past Ten Years

Merrill Lynch Intermediate Govt Bond Fund**	A	-3.08%	N/A	4.07	%†
ML US Treasury Bond Index***		-2.35%	N/A	5.35	%††
ML US Treasury & Govt Agency Bond Index****		-1.86%	N/A	5.35	%††
Salomon Smith Barney Govt/Mortgage Index #		-0.59%	N/A	7.50	%†††

Merrill Lynch Intermediate Govt Bond Fund **	B	-3.53%	N/A	3.96	%†
ML US Treasury Bond Index***		-2.35%	N/A	5.35	%††
ML US Treasury & Govt Agency Bond Index****		-1.86%	N/A	5.35	%††
Salomon Smith Barney Govt/Mortgage Index#		-0.59%	N/A	7.50	%†††

Merrill Lynch Intermediate Govt Bond Fund**	C	-3.19%	N/A	4.11	%†
ML US Treasury Bond Index***		-2.35%	N/A	5.35	%††
ML US Treasury & Govt Agency Bond Index****		-1.86%	N/A	5.35	%††
Salomon Smith Barney Govt/Mortgage Index#		-0.59%	N/A	7.50	%†††

Merrill Lynch Intermediate Govt Bond Fund **	D	-3.18%	5.41%	6.16%
ML US Treasury Bond Index***		-2.35%	7.57%	7.77%
ML US Treasury & Govt Agency Bond Index****		-1.86%	7.53%	7.79%
Salomon Smith Barney Govt/Mortgage Index#		-0.59%	7.65%	7.64%

*	At the close of business on February 14, 1997, there was a reorganization of the Fund in which the Fund changed its investment objective. As a result, the performance information for operations of the Fund prior to its reorganization may not be indicative of its performance following its reorganization. See the Financial Highlights on pages 23 and 24 of this prospectus and page 34 of the Statement of Additional Information.
**	Includes sales charge.
***	This unmanaged Index is comprised of US Treasury securities maturing in five to seven years. Past performance is not predictive of future performance.
****	This unmanaged Index is comprised of US Treasury and Government agency securities maturing in five to seven years. Past performance is not predictive of future performance.
#	This unmanaged Index is comprised of 30 year and 15 year GNMA, FNMA and FHLMC securities and FNMA and FHLMC balloon mortgages. Past performance is not predictive of future performance.
†	Inception date is February 18, 1997.
††	Since February 18, 1997.
†††	Since February 28, 1997.

MERRILL LYNCH INTERMEDIATE GOVERNMENT BOND FUND	5

[ICON] Key Facts

UNDERSTANDING EXPENSES

Fund investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses, which all mutual funds may charge:

Expenses paid directly by the shareholder:

Shareholder Fees — these include sales charges which you may pay when you buy or sell shares of the Fund.

Expenses paid indirectly by the shareholder

Annual Fund Operating Expenses — expenses that cover the costs of operating the Fund.

Management Fee — a fee paid to the investment adviser for managing the Fund.

Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating financial consultants, advertising and promotion.

Service (Account Maintenance) Fees — fees used to compensate securities dealers for account maintenance activities.

FEES AND EXPENSES

The Fund offers four different classes of shares. Although your money will be invested the same way no matter which class of shares you buy, there are differences among the fees and expenses associated with each class. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your Merrill Lynch Financial Consultant can help you with this decision.

This table shows the different fees and expenses that you may pay if you buy and hold the different classes of shares of the Fund. Future expenses may be greater or less than those indicated below.

Shareholder Fees (fees paid directly from your investment) (a):	Class A		Class B(b)		Class C		Class D(h)

Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	1.00	%(c)	None		None		1.00	%(c)

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None	(d)	1.0	%(c)	1.0	%(c)	None	(d)

Maximum Sales Charge (Load) imposed on Dividend Reinvestments
	None		None		None		None

Redemption Fee	None		None		None		None

Exchange Fee	None		None		None		None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Management Fee(f)	0.40%		0.40%		0.40%		0.40%

Distribution and/or Service (12b-1) Fees(e)	None		0.50%		0.50%		0.10%

Other Expenses (including transfer agency fees)(f)	0.38%		0.38%		0.13%		0.37%

Total Annual Fund Operating Expenses (g)	0.78%		1.28%		1.03%		0.87%

(a)	In addition, Merrill Lynch may charge clients a processing fee (currently $5.35) when a client buys or redeems shares.
(b)	Class B shares automatically convert to Class D shares about ten years after you buy them and will no longer be subject to distribution fees.
(c)	Some investors may qualify for reductions in the sales charge (load).
(d)	You may pay a deferred sales charge if you purchase $1 million or more and you redeem within one year.
(e)	The Fund calls the “Service Fee” an “Account Maintenance Fee.“Account Maintenance Fee is the term used elsewhere in this prospectus and in other Fund materials. If you hold Class B or Class C shares for a long time, it may cost you more in distribution (12b-1) fees than the maximum sales charge that you would have paid if you had bought one of the other classes. Distribution and Account Maintenance Fees reflect the maximum amount the Fund would contractually be subject to pay. The Distributor voluntarily waived Class C distribution fees for the fiscal year ended October 31, 1999.
(f)	The Fund pays the Transfer Agent $11.00 for each Class A and Class D shareholder account and $14.00 for each Class B and Class C shareholder account and reimburses the Transfer Agent’s out-of-pocket expenses. The Fund pays a 0.10% fee for certain accounts that participate in the Merrill Lynch Mutual Fund Advisor program. The Fund also pays a $0.20 monthly closed account charge, which is assessed upon all accounts that close during the year. This fee begins the month following the month the account is closed and ends at the end of the calendar year. For the fiscal year ended October 31, 1999, the Fund paid the Transfer Agent fees totaling $65,344. The investment adviser provides accounting services to the Fund at its cost. For the fiscal year ended October 31, 1999, the Fund reimbursed the investment adviser $55,751 for these services.

6	MERRILL LYNCH INTERMEDIATE GOVERNMENT BOND FUND

(footnotes continued from previous page)

(g)	For the fiscal year ended October 31, 1999, Merrill Lynch Asset Management, L.P. (“MLAM”) voluntarily waived a portion of the management fee due from the Fund. As MLAM may discontinue its waiver of such fees the table above has been restated to assume the absence of any such waiver or reimbursement. During the fiscal year ended October 31, 1999, MLAM waived management fees totaling 0.03% for Class A shares, 0.08% for Class B shares, 0.09% for Class C shares, and 0.08% for Class D shares after which the Fund’s total expense ratio was 0.75% for Class A shares, 1.20% for Class B shares, 0.94% for Class C shares and 0.79% for Class D shares.
(h)	The shares of the Fund in existence prior to its reorganization at the close of business on February 14, 1997 have been reclassified as Class D shares.

Examples:

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, that you pay the sales charges, if any, that apply to the particular class and that the Fund’s operating expenses remain the same. This assumption is not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES IF YOU DID REDEEM YOUR SHARES:

	1 Year	3 Years	5 Years	10 Years

Class A	$ 179	$ 347	$ 529	$ 1,056

Class B	$ 230	$ 406	$ 702	$ 1,545

Class C	$ 205	$ 328	$ 569	$ 1,259

Class D	$ 188	$ 375	$ 577	$ 1,162

EXPENSES IF YOU DID NOT REDEEM YOUR SHARES:

	1 Year	3 Years	5 Years	10 Years

Class A	$ 179	$ 347	$ 529	$ 1,056

Class B	$ 130	$ 406	$ 702	$ 1,545

Class C	$ 105	$ 328	$ 569	$ 1,259

Class D	$ 188	$ 375	$ 577	$ 1,162

MERRILL LYNCH INTERMEDIATE GOVERNMENT BOND FUND	7

Details About the Fund [ICON]

ABOUT THE PORTFOLIO MANAGER

Ralph A. DeCesare is a Vice President and the portfolio manager of the Fund. Mr. DeCesare has been a Director of the Investment Adviser since 1998 and was a Vice President of the Investment Adviser from 1993 to 1997.

ABOUT THE INVESTMENT ADVISER

The Fund is managed by Merrill Lynch Asset Management.

HOW THE FUND INVESTS

The Fund’s investment objective is to seek the highest possible current income consistent with the protection of capital afforded by investing primarily in intermediate-term debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. In other words, the Fund’s main goal is to generate current income. The Fund tries to do this by investing in bonds and other debt securities that are issued or guaranteed by the U.S. Government or U.S. Government agencies and organizations. Under normal circumstances all or substantially all of the Fund’s assets will be invested in those securities. Under normal circumstances, the Fund will maintain a dollar-weighted average maturity of six to eight years. We cannot guarantee that the Fund will achieve its goals.

The Fund will invest in a variety of government securities. Certain securities, such as U.S. Treasury obligations are direct obligations of the U.S. Government. The Fund also invests in securities that are issued by government-sponsored enterprises or agencies but are not direct obligations of the U.S. Government. These securities are, however, backed by the credit of the particular agency or government-sponsored enterprise that issued the securities and are generally considered to have a low risk of default by the issuer.

The Fund may invest a portion of its assets in various types of mortgage-backed securities issued or guaranteed by government-sponsored enterprises such as the Federal National Mortgage Association. Mortgage-backed securities are backed by and are repaid from a pool of mortgage loans on residential or commercial real estate. The actual yield and maturity of many mortgage-backed securities will vary as the underlying mortgages are paid off more rapidly in response to falling interest rates or more slowly in response to rising interest rates.

The Fund may also invest in securities that provide a return based on an interest rate or index. For example, the Fund may invest in a security that increases in value with a rise in the price of a particular index. In some cases, the return of the security may be inversely related to the price of the index. This means that the value of the security will rise as the price of the index falls and vice versa. Certain indexed securities can provide a degree of leverage because they may increase or decrease at a greater rate than the price of the index on which the security is based. Indexed securities also are subject to the risks related to the underlying index.

8	MERRILL LYNCH INTERMEDIATE GOVERNMENT BOND FUND

The Fund may lend its portfolio securities under lending arrangements with brokers, dealers and financial institutions. When lending portfolio securities, the Fund will receive collateral in cash or securities issued or guaranteed by the U.S. government equal to at least 100% of the market value of the loaned securities plus accrued interest. This collateral will be invested by the Fund in short-term securities and the Fund will retain the income earned from these investments. The Fund may enter into repurchase agreements with a member bank of the Federal Reserve System or a primary dealer in the U.S. Government securities or an affiliate of such dealer. The Fund may also purchase securities on a when-issued basis or forward commitment basis or sell such securities for delayed delivery.

INVESTMENT RISKS

This section contains a summary discussion of the general risks of investing in the Fund. As with any mutual fund, there can be no guarantee that the Fund will meet its goals or that the Fund’s performance will be positive for any period of time.

Interest Rate Risk — Prices of bonds generally increase when interest rates decline and decrease when interest rates increase. This risk is known as interest rate risk. Prices of longer term securities generally fluctuate more in response to interest rate changes than do prices of shorter term securities.

Mortgage-Backed Securities — The value of mortgage-backed securities, like that of traditional fixed-income securities, typically increases when interest rates fall and decreases when interest rates rise. However, mortgage-backed securities are also subject to the risk of prepayment. In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated, which will reduce the yield to maturity and the average life of the mortgage-backed securities. In addition, when the Fund reinvests the proceeds of a prepayment it will likely receive an interest rate lower than the rate on the security that was prepaid. In a period of rising interest rates, prepayments may occur at a slower than expected rate. As a result, the average maturity of the Fund’s portfolio will increase. The value of long-term securities generally changes more widely in response to changes in interest rates than short-term securities.

MERRILL LYNCH INTERMEDIATE GOVERNMENT BOND FUND	9

[ICON] Details About the Fund

Indexed and Inverse-Indexed Securities — The Fund may invest in securities whose potential returns are directly related to changes in an underlying index or interest rate, known as indexed securities. The return on indexed securities will rise when the underlying index or interest rate rises and fall when the index or interest rate falls. The Fund may also invest in securities whose return is inversely related to changes in an interest rate. In general, inverse-indexed securities change in value in a manner that is opposite to most bonds-that is, interest rates on these securities will decrease when interest rates increase in value and increase in value when interest rates decrease. Investments in inverse-indexed securities may subject the Fund to the risks of reduced or eliminated interest payments and losses of principal. In addition, certain indexed securities and inverse-indexed securities may increase or decrease in value at a greater rate than the underlying interest rate, which effectively leverages the Fund’s investment. As a result, the market value of such securities will generally be more volatile than that of fixed rate securities.

Securities Lending — Securities lending involves the risk that the borrower to which the Fund has loaned its securities may not return the securities in a timely manner or at all. As a result, the Fund may suffer costs and delay in recovering the loaned securities. In addition, if the Fund does not get back the securities it loaned and the value of the collateral the Fund received in return or the loaned securities falls, the Fund could lose money.

When-Issued and Delayed-Delivery Securities — When-issued and delayed-delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery to the Fund. There also is the risk that the security will not be issued or that the other party will not meet its obligation, in which case the Fund may lose the investment opportunity for the assets it has set aside to pay for the security and any gain in the security’s price.

STATEMENT OF ADDITIONAL INFORMATION

If you would like further information about the Fund, including how it invests, please see the Statement of Additional Information.

10	MERRILL LYNCH INTERMEDIATE GOVERNMENT BOND FUND

Your Account [ICON]

MERRILL LYNCH SELECT PRICINGSM SYSTEM

The Fund offers four share classes, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs. It should be noted that Class C shares are available only through the Exchange Privilege and may not be purchased except through exchange of Class C shares of another Fund advised by the Investment Adviser. Each share class represents an ownership interest in the same investment portfolio. When you choose your class of shares you should consider the size of your investment and how long you plan to hold your shares. Your Merrill Lynch Financial Consultant can help you determine which share class is best suited to your personal financial goals.

For example, if you select Class A or D shares, you generally pay a sales charge at the time of purchase. If you buy Class D shares, you also pay an ongoing account maintenance fee of 0.10%. You may be eligible for a sales charge reduction or waiver.

If you select Class B or C shares, you will invest the full amount of your purchase price, but you will be subject to a distribution fee and account maintenance fee payable over time and possibly a deferred sales charge when you sell shares. See below.

If you purchase Class B or C shares, you pay a distribution fee of 0.25% and an account maintenance fee of 0.25% on an ongoing basis. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying an initial sales charge.

The Fund’s shares are distributed by Merrill Lynch Funds Distributor, a division of Princeton Funds Distributor, Inc., an affiliate of Merrill Lynch.

MERRILL LYNCH INTERMEDIATE GOVERNMENT BOND FUND	11

[ICON] Your Account

The table below summarizes key features of the Merrill Lynch Select PricingSM System.

	Class A	Class B	Class C	Class D

Availability	Limited to certain investors including: • Current Class A shareholders • Certain Retirement Plans • Participants in certain Merrill Lynch-sponsored programs • Certain affiliates of Merrill Lynch	Generally available through Merrill Lynch. Limited availability through other securities dealers.	Generally available through Merrill Lynch. Limited availability through other securities dealers. Class C shares are available only through the Exchange Privilege.	Generally available through Merrill Lynch. Limited availability through other securities dealers.

Initial Sales Charge?	Yes. Payable at time of purchase. Lower sales charges available for larger investments.	No. Entire purchase price is invested in shares of the Fund.	No. Entire purchase price is invested in shares of the Fund.	Yes. Payable at time of purchase. Lower sales charges available for larger investments.

Deferred Sales Charge?	No. (May be charged for purchases over $1 million that are redeemed within one year.)	Yes. Payable if you redeem within one year of purchase.	Yes. Payable if you redeem within one year of purchase.	No. (May be charged for purchases over $1 million that are redeemed within one year.)

Account Maintenance and Distribution Fees?	No.	0.25% Account Maintenance Fee 0.25% Distribution Fee.	0.25% Account Maintenance Fee 0.25% Distribution Fee.	0.10% Account Maintenance Fee No Distribution Fee.

Conversion to Class D shares?	No.	Yes, automatically after approximately ten years.	No.	No.

*	The shares of the Fund in existence prior to its reorganization at the close of business on February 14, 1997 have been reclassified as Class D shares. Although purchasers of Class D shares generally will pay an initial sales charge, if you have held shares of the Fund since prior to its reorganization, you will not pay any sales charge with respect to any Class D shares you may purchase. See page 11 of the Fund’s Statement of Additional Information.

12	MERRILL LYNCH INTERMEDIATE GOVERNMENT BOND FUND

Right of Accumulation — permits you to pay the sales charge that would apply to the cost or value (whichever is higher) of all shares you own in the Merrill Lynch mutual funds that offer Select Pricing options.

Letter of Intent — permits you to pay the sales charge that would be applicable if you add up all shares of Merrill Lynch Select PricingSM System funds that you agree to buy within a 13 month period. Certain restrictions apply.

Class A and Class D Shares — Initial Sales Charge Options

If you select Class A or Class D shares, you will pay a sales charge at the time of purchase.

Your Investment	As a % of Offering Price	As a % of Your Investment*	Dealer Compensation as a % of Offering Price

Less than $100,000	1.00%	1.01%	0.95%

$100,000 but less than $250,000
	0.75%	0.76%	0.70%

$250,000 but less than $500,000	0.50%	0.50%	0.45%

$500,000 but less than $1, 000,000	0.30%	0.30%	0.27%

$1,000,000 and over**	0.00%	0.00%	0.20	%

*	Rounded to the nearest one-hundredth percent.
**	If you invest $1,000,000 or more in Class A or Class D shares, you may not pay an initial sales charge. In that case, the Investment Adviser compensates the selling dealer from its own funds. If you redeem your shares within one year after purchase, you may be charged a deferred sales charge. This charge is 1% of the lesser of the original cost of the shares being redeemed or your redemption proceeds. A sales charge of 0.75% will be charged on purchases of $1,000,000,000 or more of Class A and D shares by certain employer sponsored retirement or savings plans.

No initial sales charge applies to Class A or Class D shares that you buy through reinvestment of dividends.

A reduced or waived sales charge on a purchase of Class A or Class D shares may apply for:

•	Purchases under a Right of Accumulation or Letter of Intent
•	TMASM Managed Trusts
•	Certain Merrill Lynch investment or central asset accounts
•	Certain employer-sponsored retirement or savings plans
•	Purchases using proceeds from the sale of certain Merrill Lynch closed-end funds under certain circumstances

MERRILL LYNCH INTERMEDIATE GOVERNMENT BOND FUND	13

[ICON] Your Account

•	Certain investors, including directors or trustees of Merrill Lynch mutual funds and Merrill Lynch employees
•	Certain Merrill Lynch fee-based programs

Only certain investors are eligible to buy Class A shares. Your Merrill Lynch Financial Consultant can help you determine whether you are eligible to buy Class A shares or to participate in any of these programs.

If you decide to buy shares under the initial sales charge alternative and you are eligible to buy both Class A and Class D shares, you should buy Class A since Class D shares are subject to a 0.10% account maintenance fee, while Class A shares are not.

If you redeem Class A or Class D shares and within 30 days buy new shares of the same class, you will not pay a sales charge on the new purchase amount. The amount eligible for this “Reinstatement Privilege” may not exceed the amount of your redemption proceeds. To exercise the privilege, contact your Merrill Lynch Financial Consultant or the Fund’s Transfer Agent at 1-800-MER-FUND.

Class B and Class C Shares — Deferred Sales Charge Options

If you select Class B or Class C shares, you do not pay an initial sales charge at the time of purchase. However, if you redeem your Class B shares or your Class C shares within one year after purchase, you may be required to pay a deferred sales charge. You will also pay distribution fees of 0.25% and account maintenance fees of 0.25% each year under distribution plans that the Fund has adopted under Rule 12b-1. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying an initial sales charge. The Distributor uses the money that it receives from the deferred sales charges and the distribution fees to cover the costs of marketing, advertising and compensating the Merrill Lynch Financial Consultant or other securities dealer who assists you in purchasing Fund shares.

If you redeem Class B or Class C shares within one year after purchase, you may be charged a deferred sales charge of 1.00%. The percentage charge will apply to the lesser of the original cost of the shares being redeemed or the proceeds of your redemption. Shares acquired through reinvestment of dividends or distributions are not subject to a deferred sales charge. Not all

14	MERRILL LYNCH INTERMEDIATE GOVERNMENT BOND FUND

Merrill Lynch funds have identical deferred sales charge schedules. If you exchange your shares for shares of another fund, the higher charge will apply.

Class B Shares

The deferred sales charge relating to Class B shares may be reduced or waived in certain circumstances, such as:

•	Certain post-retirement withdrawals from an IRA or other retirement plan if you are over 59½ years old
•	Redemption by certain eligible 401(a) and 401(k) plans, certain related accounts, and certain retirement plan rollovers
•	Redemption in connection with participation in certain Merrill Lynch fee-based programs
•	Withdrawals resulting from shareholder death or disability as long as the waiver request is made within one year of death or disability or, if later, reasonably promptly following completion of probate, or in connection with involuntary temination of an account in which Fund shares are held
•	Withdrawal through the Merrill Lynch Systematic Withdrawal Plan of up to 10% per year of your Class B account value at the time the plan is established

Your Class B shares convert automatically into Class D shares approximately ten years after purchase. Any Class B shares received through reinvestment of dividends paid on converting shares will also convert at that time. Class D shares are subject to lower annual expenses than Class B shares. The conversion of Class B to Class D shares is not a taxable event for Federal income tax purposes.

Different conversion schedules apply to Class B shares of different Merrill Lynch mutual funds. For example, Class B shares of a fixed-income fund typically convert approximately ten years after purchase compared to approximately eight years for equity funds. If you exchange Class B shares with a ten-year conversion schedule for Class B shares with an eight year

MERRILL LYNCH INTERMEDIATE GOVERNMENT BOND FUND	15

[ICON] Your Account

conversion schedule, or vice versa, the conversion schedule applicable to the Class B shares acquired in the exchange will apply. If you acquire your Class B shares in an exchange from another fund, the Fund’s ten-year conversion schedule will apply. If you exchange your Class B shares in the Fund for Class B shares of another fund, the other fund’s conversion schedule will apply. The length of time that you hold both the original and exchanged Class B shares in both funds will count toward the conversion schedule. The conversion schedule may be modified in certain other cases as well.

Class C Shares

The deferred sales charge applicable to Class C shares may be reduced or waived in connection with involuntary termination of an account in which Fund shares are held and withdrawals through the Merrill Lynch Systematic Withdrawal Plan. The deferred sales charge relating to Class C shares may also be reduced or waived for withdrawal through the Merrill Lynch Systematic Withdrawal Plan of up to 10% per year of the account value at the time the plan is established and in connection with involuntary termination of an account in which Fund shares are held.

Class C shares do not offer a conversion privilege.

HOW TO BUY, SELL, TRANSFER AND EXCHANGE SHARES

The chart on the following pages summarize how to buy, sell, transfer and exchange shares through Merrill Lynch or other securities dealers. You may also buy shares through the Transfer Agent. To learn more about buying shares through the Transfer Agent, call 1-800-MER-FUND. Because the selection of a mutual fund involves many considerations, your Merrill Lynch Financial Consultant may help you with this decision.

16	MERRILL LYNCH INTERMEDIATE GOVERNMENT BOND FUND

If You Want to	Your Choices	Information Important for You to Know

Buy Shares	First, select the share class appropriate for you	Refer to the Merrill Lynch Select Pricing table on page 12. Be sure to read this Prospectus carefully.

Next, determine the amount of your investment

The minimum initial investment for the Fund is $1,000 for all accounts except:
      •  $500 for Employee AccessSM Accounts
     •  $250 for certain Merrill Lynch fee-based         programs
     •  $100 for retirement plans

(The minimums for initial investments may be waived or reduced under certain circumstances.)

Have your Merrill Lynch Financial Consultant or securities dealer submit your purchase order

The price of your shares is based on the next calculation of net asset value after your order is placed. Any purchase orders placed after the close of business on the New York Stock Exchange will be priced at the net asset value determined that day.

Purchase orders received after that time will be priced at the net asset value determined on the next business day. The Fund may reject any order to buy shares and may suspend the sale of shares at any time. Merrill Lynch may charge a processing fee to confirm a purchase. This fee is currently $5.35.

Or contact the Transfer Agent	To purchase shares directly, call the Transfer Agent
at 1-800-MER-FUND and request a purchase application. Mail the completed purchase application to the Transfer Agent at the address on the inside back cover of this Prospectus.

Add to Your Investment	Purchase additional shares

The minimum investment for additional purchases is generally $50 for all accounts except that retirement plans have a minimum additional purchase of $1 and certain programs, such as automatic investment plans, may have higher minimums.

(The minimums for additional purchases may be waived under certain circumstances.)

	Acquire additional shares through the automatic dividend reinvestment plan	All dividends are automatically reinvested without a sales charge.

	Participate in the automatic investment plan	You may invest a specific amount on a periodic basis through certain Merrill Lynch investment or central asset accounts.

Transfer Shares to Another Securities Dealer	Transfer to a participating securities dealer	You may transfer your Fund shares only to another securities dealer that has entered into an agreement with Merrill Lynch. Certain shareholder services may not be available for the transferred shares. You may only purchase additional shares of funds previously owned before the transfer. All future trading of these assets must be coordinated by the receiving firm.

MERRILL LYNCH INTERMEDIATE GOVERNMENT BOND FUND	17

[ICON] Your Account

If You Want to	Your Choices	Information Important for You to Know

Transfer Shares to Another Securities Dealer (continued)	Transfer to a non-participating securities dealer	You must either: • Transfer your shares to an account with the Transfer Agent; or • Sell your shares, paying any applicable CDSC.

Sell Your Shares	Have your Merrill Lynch Financial Consultant or securities dealer submit your sales order

The price of your shares is based on the next calculation of net asset value after your order is placed. For your redemption request to be priced at the net asset value on the day of your request, you must submit your request to your dealer after that day’s close of business on the New York Stock Exchange (generally 4:00 p.m. Eastern time). Any redemption request placed from a dealer after that time will be priced at the net asset value at the close of business on the next business day. Dealers must submit redemption requests to the Fund not more than thirty minutes after the close of business on the New York Stock Exchange.

Securities dealers, including Merrill Lynch, may charge a fee to process a redemption of shares. Merrill Lynch currently charges a fee of $5.35. No processing fee is charged if you redeem shares held by the Transfer Agent.

The Fund may reject an order to sell shares under certain circumstances.

Sell through the Transfer Agent

You may sell shares held at the Transfer Agent by writing to the Transfer Agent at the address on the inside back cover of this prospectus. All shareholders on the account must sign the letter and, in some cases, a signature guarantee may be required. Please see the Statement of Additional Information for details on when a signature guarantee is needed. You can obtain a signature guarantee from a bank, securities dealer, securities broker, credit union, savings and loan association, national securities exchange and registered securities association. A notary public seal will not be acceptable. If you hold stock certificates, return the certificates with the letter. The Transfer Agent will normally mail redemption proceeds within seven days following receipt of a properly completed request. If you make a redemption request before the Fund has collected payment for the purchase of shares, the Fund or the Transfer Agent may delay mailing your proceeds. This delay will usually not exceed ten days.

If you hold share certificates, they must be delivered to the Transfer Agent before they can be converted. Check with the Transfer Agent or your Merrill Lynch Financial Consultant for details.

18	MERRILL LYNCH INTERMEDIATE GOVERNMENT BOND FUND

If You Want to	Your Choices	Information Important for You to Know

Sell Shares Systematically	Participate in the Fund’s Systematic Withdrawal Plan	You can choose to receive systematic payments from your Fund account either by check or through direct deposit to your bank account on a monthly or quarterly basis. If you hold your Fund shares in a Merrill Lynch CMA®, CBA® or Retirement Account you can arrange for systematic redemptions of a fixed dollar amount on a monthly, bi-monthly, quarterly, semi-annual or annual basis, subject to certain conditions. Under either method you must have dividends automatically reinvested. For Class B and C shares your total annual withdrawals cannot be more than 10% per year of the value of your shares at the time your plan is established. The deferred sales charge is waived for systematic redemptions. Ask your Merrill Lynch Financial Consultant for details.

Exchange Your Shares	Select the fund into which you want to exchange. Be sure to read that fund’s prospectus

You can exchange your shares of the Fund for shares of many other Merrill Lynch mutual funds. You must have held the shares used in the exchange for at least 15 calendar days before you can exchange to another fund.

Each class of Fund shares is generally exchangeable for shares of the same class of another fund. If you own Class A shares and wish to exchange into a fund in which you have no Class A shares (and are not eligible to purchase Class A shares), you will exchange into Class D shares.

Some of the Merrill Lynch mutual funds impose a different initial or deferred sales charge schedule. If you exchange Class A or D shares for shares of a fund with a higher initial sales charge than you originally paid, you will be charged the difference at the time of exchange. If you exchange Class B shares for shares of a fund with a different deferred sales charge schedule, the higher schedule will apply. The time you hold Class B or C shares in both funds will count when determining your holding period for calculating a deferred sales charge at redemption. If you exchange Class A or D shares for money market fund shares, you will receive Class A shares of Summit Cash Reserves Fund. Class B or C shares of the Fund will be exchanged for Class B shares of Summit.

Although there is currently no limit on the number of exchanges that you can make, the exchange privilege may be modified or terminated at any time in the future.

MERRILL LYNCH INTERMEDIATE GOVERNMENT BOND FUND	19

[ICON] Your Account

Net Asset Value — the market value of the Fund’s total assets after deducting liabilities, divided by the number of shares outstanding.

HOW SHARES ARE PRICED

When you buy shares, you pay the net asset value, plus any applicable sales charge. This is the offering price. Shares are also redeemed at their net asset value, minus any applicable deferred sales charge. The Fund calculates its net asset value (generally by using market quotations) each day the New York Stock Exchange is open, after the close of business on the Exchange, based on prices at the time of closing. The Exchange generally closes at 4:00 p.m. Eastern time. The net asset value used in determining your price is the one next calculated after your purchase or redemption order is placed. Foreign securities owned by the Fund may trade on weekends or other days when the Fund does not price its shares. As a result, the Fund’s net asset value may change on days when you will not be able to purchase or redeem the Fund’s shares.

Generally, Class A shares will have the highest net asset value because that class has the lowest expenses, and Class D shares will have a higher net asset value than Class B or Class C shares. Also dividends paid on Class A and Class D shares will generally be higher than dividends paid on Class B and Class C shares because Class A and Class D shares have lower expenses.

PARTICIPATION IN MERRILL LYNCH FEE-BASED PROGRAMS

If you participate in certain fee-based programs offered by Merrill Lynch, you may be able to buy Class A shares at net asset value, including by exchanges from other share classes. Sales charges on the shares being exchanged may be reduced or waived under certain circumstances.

You generally cannot transfer shares held through a fee-based program into another account. Instead, you will have to redeem your shares held through the program and purchase shares of another class, which may be subject to distribution and account maintenance fees. This may be a taxable event and you will pay any applicable sales charges.

If you leave one of these programs, your shares may be redeemed or automatically exchanged into another class of Fund shares or into a money market fund. The class you receive may be the class you originally owned when you entered the program, or in certain cases, a different class. If the exchange is into Class B shares, the period before conversion to Class D shares may be modified. Any redemption or exchange will be at net asset value. However, if you participate in the program for less than a specified period, you may be charged a fee in accordance with the terms of the program.

20	MERRILL LYNCH INTERMEDIATE GOVERNMENT BOND FUND

Dividends — Ordinary income and capital gains dividends paid to shareholders. Dividends may be reinvested in additional Fund shares as they are paid.

“Buying A Dividend”
Unless your investment is in a tax-deferred account, you may want to avoid buying shares shortly before the Fund pays a taxable dividend. The reason? If you buy shares when a fund has realized but not yet distributed ordinary income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable dividend. Before investing you may want to consult your tax adviser.

Details about these features and the relevant charges are included in the client agreement for each fee-based program and are available from your Merrill Lynch Financial Consultant.

DIVIDENDS AND TAXES

The Fund will distribute any net investment income monthly, and any net realized long or short term capital gains at least annually. The Fund may also pay a special dividend at the end of the calendar year to comply with Federal tax requirements. If your account is with Merrill Lynch and you would like to receive dividends in cash, contact your Merrill Lynch Financial Consultant. If your account is with the Transfer Agent and you would like to receive dividends in cash, contact the Transfer Agent.

You will pay tax on dividends from the Fund whether you receive them in cash or additional shares. If you redeem Fund shares or exchange them for shares of another fund, any gain on the transaction may be subject to tax. The Fund intends to pay dividends that will either be taxed as ordinary income or capital gains. Under normal circumstances, the Fund expects that its dividends will consist primarily of ordinary income. Capital gain dividends are generally taxed at different rates than ordinary income dividends.

If you are neither a lawful permanent resident nor a citizen of the U.S. or if you are a foreign entity, the Fund’s ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

By law, the Fund must withhold 31% of your dividends and proceeds if you have not provided a taxpayer identification number or social security number or if the number you have provided is incorrect.

This section summarizes some of the consequences under current Federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax adviser about the potential tax consequences of an investment in the Fund under all applicable tax laws.

MERRILL LYNCH INTERMEDIATE GOVERNMENT BOND FUND	21

Management of the Fund [ICON]

MERRILL LYNCH ASSET MANAGEMENT

Merrill Lynch Asset Management, the Fund’s Investment Adviser, manages the Fund’s investments and its business operations under the overall supervision of the Fund’s Board of Trustees. The Investment Adviser has the responsibility for making all investment decisions for the Fund. The Investment Adviser has a sub-advisory agreement with Merrill Lynch Asset Management U.K. Limited, an affiliate, under which the Investment Adviser may pay a fee for services it receives. The Fund pays the Investment Adviser a fee at the annual rate of 0.40% of the average daily net assets of the Fund. For the fiscal year ended October 31, 1999, the Investment Adviser received a management fee of $392,072 (based on average daily net assets of approximately $98.3 million), $71,835 of which the Investment Adviser voluntarily reimbursed to the Fund.

Merrill Lynch Asset Management was organized as an investment adviser in 1977 and offers investment advisory services to more than 40 registered investment companies. Merrill Lynch Asset Management is part of the Asset Management Group of Merrill Lynch & Co., Inc., which had approximately $557 billion in investment company and other portfolio assets under management as of December 1999. This amount includes assets managed for Merrill Lynch affiliates.

A Note About Year 2000

As the year 2000 began, there were few problems caused by the inability of certain computer systems to tell the difference between the year 2000 and the year 1900 (commonly known as the “Year 2000 Problem”). It is still possible that some computer systems could malfunction in the future because of the Year 2000 Problem or as a result of actions taken to address the year 2000 problem. Fund management does not anticipate that its services or those of the Fund’s other service providers will be adversely affected, but Fund management will continue to monitor the situation. If malfunctions related to the Year 2000 Problem do arise, the Fund and its investments could be negatively affected.

22	MERRILL LYNCH INTERMEDIATE GOVERNMENT BOND FUND

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report to shareholders, which is available upon request.

In connection with its reorganization at the close of business on February 14, 1997, the Fund changed its investment objective. For the period from the commencement of the Fund’s operations through its reorganization at the close of business on February 14, 1997, the portfolio of the Fund had consisted primarily of securities issued by the U.S. Government and its agencies and instrumentalities. The average maturity of the Fund’s portfolio during this period (generally ranging from two to five years) had been somewhat shorter than the average maturity of the Fund of six to eight years following the change in its investment objective upon its reorganization. As a result, the financial information in the table below for Class D shares (Class A through Class C shares do not apply before the change in objective) for operations of the Fund prior to its reorganization may not be indicative of its performance following its reorganization.

Class A						Class B
For the Year Ended October 31,				For the period Feb. 18, 1997† to Oct. 31, 1997		For the Year Ended October 31,		For the period Feb. 18, 1997† to Oct. 31, 1997
Increase (Decrease) in Net Asset Value:	1999		1998			1999	1998

Per Share Operating Performance:

Net asset value, beginning of period	$10.11		$ 9.74	$9.66		$10.11	$ 9.74	$9.66

Investment income—net	.55		.59	.39		.50	.54	.37

Realized and unrealized gain(loss) on investments—net	(.72)		.37	.08		(.72)	.37	.08

Total from investment operations	(.17)		.96	.47		(.22)	.91	.45

Less dividends from investment income—net	(.55)		(.59)	(.39)		(.50)	(.54)	(.37)

Net asset value, end of period	$ 9.39		$10.11	$9.74		$ 9.39	$10.11	$9.74

Total Investment Return**:

Based on net asset value per share	(1.74	) %	10.23%	5.04	%#	(2.24)%	9.68%	4.81	%#

Ratios to Average Net Assets:

Expenses, net of reimbursement	.75%		.76%	1.12	%*	1.20%	1.23%	1.39	%*

Expenses	.78%		1.09%	2.08	%*	1.28%	1.54%	2.42	%*

Investment income—net	5.60%		5.99%	5.95	%*	5.13%	5.34%	5.69	%*

Supplemental Data:

Net assets, end of period (in thousands)	$24,019		$1,905	$425		$36,334	$39,975	$829

Portfolio turnover	191.16%		108.06%	201.55%		191.16%	108.06%	201.55%

*	Annualized
**	Total investment returns exclude the effects of sales charges.
+	Commencement of operations.
#	Aggregate total investment return.

MERRILL LYNCH INTERMEDIATE GOVERNMENT BOND FUND	23

[ICON] Management of the Fund

FINANCIAL HIGHLIGHTS (concluded)

	Class C				Class D
Increase (Decrease) in Net Asset Value:	For the Year Ended October 31,		For the period Feb. 18, 1997† to Oct. 31 1997		For the Year Ended October 31,
	1999	1998			1999	1998	1997	1996	1995

Per Share Operating Performance:

Net asset value, beginning of period	$10.11	$ 9.73	$9.66		$10.11	$ 9.74	$9.68	$9.82	$9.60

Investment income—net	.52	.57	.36		.54	.58	.55	.61	.62

Realized and unrealized gain (loss) on investments—net
	(.72)	.38	.07		(.72)	.37	.06	(.14)	.22

Total from investment operations	(.20)	.95	.43		(.18)	.95	.61	.47	.84

Less dividends from investment income—net	(.52)	(.57)	(.36)		(.54)	(.58)	(.55)	(.61)	(.62)

Net asset value, end of period	$ 9.39	$10.11	$9.73		$ 9.39	$10.11	$9.74	$9.68	$9.82

Total Investment Return**:

Based on net asset value per share	(2.00)%	10.05%	4.57	%#	(1.83)%	10.12%	6.60%	4.87%	9.00%

Ratios to Average Net Assets:

Expenses, net of reimbursement	.94%	.95%	1.47	%*	.79%	.89%	1.25%	.97%	.96%

Expenses	1.03%	1.26%	2.64	%*	.87%	1.22%	1.69%	.97%	.96%

Investment income—net	5.37%	5.54%	5.55	%*	5.55%	5.94%	5.71%	6.19%	6.38%

Supplemental Data:

Net assets,end of period (in thousands)	$3,397	$4,674	$47		$29,157	$34,408	$28,805	$47,281	$65,139

Portfolio turnover	191.16%	108.06%	201.55%		191.16%	108.06%	201.55%	51.44%	47.90%

*	Annualized
**	Total investment returns exclude the effects of sales charges.
+	Commencement of operations.
#	Aggregate total investment return.

24	MERRILL LYNCH INTERMEDIATE GOVERNMENT BOND FUND

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MERRILL LYNCH INTERMEDIATE GOVERNMENT BOND FUND

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MERRILL LYNCH INTERMEDIATE GOVERNMENT BOND FUND

[1]	POTENTIAL INVESTORS Open an account (two options)	[2]
MERRILL LYNCH FINANCIAL CONSULTANT OR SECURITIES DEALER Advises shareholders on their Fund investments.

TRANSFER AGENT

Financial Data Services, Inc.

ADMINISTRATIVE OFFICES
4800 Deer Lake Drive East
Jacksonville, Florida 32246-6484

MAILING ADDRESS
P.O. Box 45289
Jacksonville, Florida 32232-5289

Performs recordkeeping and reporting services.

DISTRIBUTOR Merrill Lynch Funds Distributor, a division of Princeton Funds Distributor, Inc. P.O. Box 9081 Princeton, New Jersey 08543-9081 Arranges for the sale of Fund shares.
COUNSEL Clifford Chance Rogers & Wells LLP 200 Park Avenue New York, New York 10166 Provides legal advice to the Fund.	THE FUND The Board of Directors oversees the Fund.	CUSTODIAN State Street Bank and Trust Company P.O. Box 351 Boston, Massachusetts 02101 Holds the Fund’s assets for safekeeping.
INDEPENDENT AUDITORS

Deloitte & Touche LLP
Princeton Forrestal Village
116-300 Village Boulevard
Princeton, New Jersey
08540-6400

Audits the financial
statements of the
Fund on behalf of
the shareholders.	MANAGER

Merrill Lynch Asset
Management, L.P.

ADMINISTRATIVE OFFICES
800 Scudders Mill Road
Plainsboro, New Jersey 08536

MAILING ADDRESS
P.O. Box 9011
Princeton,
New Jersey 08543-9011

TELEPHONE NUMBER
1-800-MER-FUND

Manages the Fund’s day-to-day activities.

MERRILL LYNCH INTERMEDIATE GOVERNMENT BOND FUND

For More Information [ICON]

Shareholder Reports

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. You may obtain these reports at no cost by calling 1-800-MER-FUND.

The Fund will send you one copy of each shareholder report and certain other mailings, regardless of the number of Fund accounts you have. To receive separate shareholder reports for each account, call your Merrill Lynch Financial Consultant or write to the Transfer Agent at its mailing address. Include your name, address, tax identification number and Merrill Lynch brokerage or mutual fund account number. If you have any questions, please call your Merrill Lynch Financial Consultant or the Transfer Agent at 1-800-MER-FUND.

Statement of Additional Information

The Fund’s Statement of Additional Information contains further information about the Fund and is incorporated by reference (legally considered to be part of this prospectus). You may request a free copy by writing the Fund at Financial Data Services, Inc. P.O. Box 45289 Jacksonville, Florida 32232-5289 or by calling 1-800-MER-FUND.

Contact your Merrill Lynch Financial Consultant or the Fund at the telephone number or address indicated on the inside back cover of this prospectus if you have any questions.

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the public reference room. This information is also available on the SEC’s Internet site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

You should rely only on the information contained in this Prospectus. No one is authorized to provide you with information that is different from the information contained in this Prospectus.

Investment Company Act file #811-4839 Code #10431-02-00 ©Merrill Lynch Asset Management, L.P.

Prospectus

[LOGO] Merrill Lynch

Merrill Lynch Intermediate Government Bond Fund

February 1, 2000

STATEMENT OF ADDITIONAL INFORMATION

Merrill Lynch Intermediate Government Bond Fund

P.O. Box 9011, Princeton, New Jersey 08543-9011 • Phone No. (609) 282-2800

Merrill Lynch Intermediate Government Bond Fund (the “Fund”) is a diversified mutual fund that seeks the highest possible current income consistent with the protection of capital afforded by investing primarily in intermediate-term debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Under normal circumstances, all or substantially all of the Fund’s assets will be invested in such securities. Under normal market conditions, the Fund will maintain a dollar-weighted average maturity of six to eight years. There can be no assurance that the investment objective of the Fund will be realized.

Pursuant to the Merrill Lynch Select PricingSM System, the Fund offers four classes of shares, each with a different combination of sales charges, ongoing fees and other features. Class C shares of the Fund are available only through the Exchange Privilege. The Merrill Lynch Select PricingSM System permits an investor to choose the method of purchasing shares that the investor believes is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares and other relevant circumstances. See “Purchase of Shares.”

This Statement of Additional Information of the Fund is not a prospectus and should be read in conjunction with the Prospectus of the Fund (the “Prospectus”) dated February 1, 2000, which has been filed with the Securities and Exchange Commission (the “Commission”) and can be obtained, without charge, by calling (800) MER-FUND or by writing the Fund at the above address. The Prospectus is incorporated by reference into this Statement of Additional Information, and this Statement of Additional Information is incorporated into the Prospectus. The Fund’s audited financial statements are incorporated in this Statement of Additional Information by reference to its 1999 annual report to shareholders. You may request a copy of the annual report at no charge by calling (800) 456-4587 ext. 789 between 8:00 a.m. and 8:00 p.m. (Eastern time) on any business day.

Merrill Lynch Asset Management — Investment Adviser

Merrill Lynch Funds Distributor — Distributor

The date of this Statement of Additional Information is February 1, 2000

INVESTMENT OBJECTIVES AND POLICIES

The Fund is a diversified, open-end management investment company. The investment objective of the Fund is to seek the highest possible current income consistent with the protection of capital afforded by investing primarily in intermediate-term debt securities issued or guaranteed by the US Government, its agencies or instrumentalities. Under normal circumstances, all or substantially all of the Fund’s assets will be invested in such securities. Under normal market conditions, the Fund will maintain a dollar-weighted average maturity of six to eight years. For purposes of applying these limits, the Fund will consider a fixed-income security’s maturity to be its stated maturity (the date the issuer is scheduled to make its final payment of principal), except that

•	for a security with an unconditional put entitling a Fund to receive the security’s approximate amortized cost, the maturity will be considered to be the next put date;
•	for mortgage-backed and other amortizing securities, the maturity will be considered to be the average life remaining (the length of time it is expected to take to retire half of the remaining principal through amortizing payments) based on prepayment assumptions that the Fund manager believes to be reasonable;
•	for a variable or floating rate investment grade security that the Fund manager believes will have a market value approximating amortized cost on the next interest reset date, the maturity will be considered to be the next reset date; and
•	for a Fund that operates under SEC rules that specifically define the maturity of a security, the maturity of a security will be the maturity determined in a manner consistent with the SEC rules.

Certain of the securities in which the Fund invests are supported by the full faith and credit of the US Government, such as US Treasury obligations. Other of the securities in which the Fund invests are not supported by the full faith and credit of the US Government but are issued by US Government agencies, instrumentalities or government-sponsored enterprises. Such securities are generally supported only by the credit of the agency, instrumentality or enterprise issuing the security and are generally considered to have a low principal risk. However, because of the longer-term maturities of the securities in which the Fund will invest, interest rate fluctuations may adversely affect the market value of such securities. As interest rates rise, the value of fixed-income securities will fall, adversely affecting the net asset value of the Fund.

Mortgaged-Backed Securities. The value of mortgage-backed securities, like that of traditional fixed-income securities, typically increases when interest rates fall and decreases when interest rates rise. However, mortgage-backed securities are also subject to the risk of prepayment. In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated, which will reduce the yield to maturity and the average life of the mortgage-backed securities. In addition, when the Fund reinvests the proceeds of a prepayment it will likely receive an interest rate lower than the rate on the security that was prepaid. In a period of rising interest rates, prepayments may occur at a slower than expected rate. As a result, the average maturity of the Funds portfolio will increase. The value of long-term securities generally changes more widely in response to changes in interest rates than short-term securities.

Indexed and Inverse Securities. The Fund may invest in securities whose potential return is based on the changes in particular measurements of value or an interest rate (an “index”). As an illustration, the Fund may invest in a security that pays interest and returns of principal based on the change in an index of interest rates or on the value of an index. Interest and principal payable on a security may also be based on relative changes among particular indices. In addition, the Fund may invest in securities whose potential investment return is inversely based on the change in particular indices. For example, the Fund may invest in securities that pay a higher rate of interest and principal when a particular index decreases and pay a lower rate of interest and principal when the value of the index increases. To the extent that the Fund invests in such types of securities, it will be subject to the risks associated with changes in the particular indices, which may include reduced or eliminated interest payments and losses of invested principal.

Certain indexed securities, including certain inverse securities, may have the effect of providing a degree of investment leverage, because they may increase or decrease in value at a rate that is a multiple of the changes in applicable indices. As a result, the market value of such securities will generally be more volatile than the market

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values of fixed-rate securities. The Fund believes that indexed securities, including inverse securities, represent flexible portfolio management instruments that may allow the Fund to seek potential investment rewards, hedge other portfolio positions, or vary the degree of portfolio leverage relatively efficiently under different market conditions.

RISK FACTORS AND SPECIAL CONSIDERATIONS

Investment Restrictions

The Fund has adopted the following fundamental and non-fundamental restrictions and policies relating to the investment of its assets and its activities. The fundamental policies set forth below may not be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities (which for this purpose and under the Investment Company Act of 1940 (the “Investment Company Act”) means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares).

Under the fundamental investment restrictions, the Fund may not:

1. Make any investment inconsistent with the Fund’s classification as a diversified company under the Investment Company Act.

2. Invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding the US Government and its agencies and instrumentalities).

3. Make investments for the purpose of exercising control or management.

4. Purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

5. Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers’ acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that the Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Fund’s Prospectus and Statement of Additional Information, as they may be amended from time to time.

6. Issue senior securities to the extent such issuance would violate applicable law.

7. Borrow money, except that (i) the Fund may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) the Fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law. The Fund may not pledge its assets other than to secure such borrowings or, to the extent permitted by the Fund’s investment policies as set forth in its Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.

8. Underwrite securities of other issuers except insofar as the Fund technically may be deemed an underwriter under the Securities Act of 1933, as amended (the “Securities Act”) in selling portfolio securities.

9. Purchase or sell commodities or contracts on commodities, except to the extent that the Fund may do so in accordance with applicable law and the Fund’s Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

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Under the non-fundamental investment restrictions, the Fund may not:

a. Purchase securities of other investment companies, except to the extent such purchases are permitted by applicable law. As a matter of policy, however, the Fund will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d) (1) (F) or (G) (the “fund of funds” provisions) of the Investment Company Act at any time the Fund’s shares are owned by another investment company that is part of the same group of investment companies as the Fund.

b. Make short sales of securities or maintain a short position, except to the extent permitted by applicable law. The Fund currently does not intend to engage in short sales, except short sales “against the box.”

c. Invest in securities which cannot be readily resold because of legal or contractual restrictions or which cannot otherwise be marketed, redeemed or put to the issuer or a third party, if at the time of acquisition more than 15% of its total assets would be invested in such securities. This restriction shall not apply to securities which mature within seven days or securities which the Board of Trustees of the Fund has otherwise determined to be liquid pursuant to applicable law.

d. Notwithstanding fundamental investment restriction (7) above, the Fund will not borrow amounts in excess of 5% of the total assets of the Fund, taken at market value, and then only from banks as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. In addition, the Fund will not purchase securities while borrowings are outstanding.

Because of the affiliation of Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”) with the Fund, the Fund is prohibited from engaging in certain transactions involving Merrill Lynch except pursuant to an exemptive order or otherwise in compliance with the provisions of the Investment Company Act and the rules and regulations thereunder. Included among such restricted transactions are (i) purchases from or sales to Merrill Lynch of securities in transactions in which Merrill Lynch acts as principal, and (ii) purchases of securities from underwriting syndicates of which Merrill Lynch is a member.

Mortgage-Backed Securities. Mortgage-backed securities are “pass-through” securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. The value of mortgage-backed securities, like that of traditional fixed-income securities, typically increases when interest rates fall and decreases when interest rates rise. However, mortgage-backed securities differ from traditional fixed-income securities because of their potential for prepayment without penalty. The price paid by the Fund for its mortgage-backed securities, the yield the Fund expects to receive from such securities and the average life of the securities are based on a number of factors, including the anticipated rate of prepayment of the underlying mortgages. In a period of declining interest rates, borrowers may prepay the underlying mortgages more quickly than anticipated, thereby reducing the yield to maturity and the average life of the mortgage-backed securities. Moreover, when the Fund reinvests the proceeds of a prepayment in these circumstances, it will likely receive a rate of interest that is lower than the rate on the security that was prepaid. To the extent that the Fund purchases mortgaged-backed securities at a premium, mortgage foreclosures and principal prepayments may result in a loss to the extent of the premium paid. If the Fund buys such securities at a discount, both scheduled payments of principal and unscheduled prepayments will increase current and total returns and will accelerate the recognition of income which, when distributed to shareholders, will be taxable as ordinary income. In a period of rising interest rates, prepayments of the underlying mortgages may occur at a slower than expected rate, creating maturity extension risk. This particular risk may effectively change a security that was considered short or intermediate-term at the time of purchase into a long-term security. Since long-term securities generally fluctuate more widely in response to changes in interest rates than shorter-term securities, maturity extension risk could increase the inherent volatility of the Fund.

Indexed and Inverse-Indexed Securities. The Fund may invest in securities whose potential returns are directly related to changes in an underlying index or interest rate, known as indexed securities. The return on indexed securities will rise when the underlying index or interest rate rises and fall when the index or interest rate falls. The Fund may also invest in securities whose return is inversely related to changes in an interest rate. In general, inverse-indexed securities change in value in a manner that is opposite to most bonds — that is, interest

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rates on these securities will decrease when interest rates increase in value and increase in value when interest rates decrease. Investments in inverse-indexed securities may subject the Fund to the risks of reduced or eliminated interest payments and losses of principal. In addition, certain indexed securities and inverse-indexed securities may increase or decrease in value at a greater rate than the underlying interest rate, which effectively leverages the Fund’s investment. As a result, the market value of such securities will generally be more volatile than that of fixed rate securities.

Lending of Portfolio Securities. Subject to investment restriction (5) above, the Fund from time to time may lend securities from its portfolio to brokers, dealers and financial institutions and receive as collateral cash or United States Treasury securities which at all times while the loan is outstanding will be maintained in amounts equal to at least 100% of the current market value of the loaned securities. Any cash collateral will be invested in short-term securities, which will increase the current income of the Fund. Such loans, which will not have terms longer than 30 days, will be terminable at any time. The Fund will have the right to regain record ownership of loaned securities to exercise beneficial rights such as voting rights, subscription rights and rights of dividends, interest or other distributions. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging such loans. In the event of a default by the borrower, the Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the collateral.

Forward Commitments. US Government securities and corporate debt obligations may be purchased on a forward commitment basis at fixed purchase terms with periods of up to 45 days between the commitment and settlement dates. The purchase will be recorded on the date the Fund enters into the commitment and the value of the security will thereafter be reflected in the calculation of the Fund’s net asset value. The value of the security on the delivery date may be more or less than its purchase price. A separate account of the Fund will be established with the Custodian consisting of cash or liquid high grade debt obligations having a market value at all times until the delivery date at least equal to the amount of the forward commitment. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to settlement if the Investment Adviser deems it appropriate to do so. There can, of course, be no assurance that the judgments upon which these techniques are based will be accurate or that such techniques when applied will be effective. The Fund will enter into forward commitment arrangements only with respect to securities in which it may otherwise invest.

Repurchase Agreements. The Fund may invest in securities pursuant to repurchase agreements. Under such agreements, the seller agrees, upon entering into the contract, to repurchase the security at a mutually agreed-upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period. Such agreements usually cover short periods, such as under one week. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. The Fund will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller’s obligation to pay the repurchase price. Therefore, the Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the collateral. Instead of the contractual fixed rate of return, the rate of return to the Fund will be dependent upon intervening fluctuations of the market value of such security and the accrued interest on the security. In such event, the Fund would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform. From time to time, the Fund also may invest in securities pursuant to purchase and sale contracts. While the substance of purchase and sale contracts is similar to repurchase agreements, because of the different treatment with respect to accrued interest and additional collateral, management believes that purchase and sale contracts are not repurchase agreements as such term is understood in the banking and brokerage community. As a matter of operating policy, the Fund will not enter into repurchase agreements or purchase and sale contracts with greater than seven days to maturity if, at the time of such investment, more than 10% of the total assets of the Fund would be so invested.

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MANAGEMENT OF THE FUND

Trustees and Officers

The Trustees and officers of the Fund, their ages, principal occupations for at least the last five years and the public companies for which they serve as directors are set forth below. Unless otherwise stated, the address of each Trustee and officer is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2646.

ROBERT W. CROOK (63) — President and Trustee(1)(2) — Senior Vice President of Merrill Lynch Asset Management, L.P. (“MLAM”) and of Princeton Funds Distributor, Inc. (“PFD”) since 1990.

A. BRUCE BRACKENRIDGE (70) — Trustee(2) — 9 Elm Lane, Bronxville, New York 10708. Group Executive of J.P. Morgan & Co., Inc. (banking) and Morgan Guaranty Trust Company from 1979 to 1991 and an employee of JP Morgan in various capacities from 1952 to 1991.

CHARLES C. CABOT, JR. (69) — Trustee(2) — One Post Office Square, Boston, Massachusetts 02109. Partner of the law firm Sullivan &Worcester and associated with that firm since 1966.

JAMES T. FLYNN (60) — Trustee(2) — 340 East 72nd Street, New York, New York 10021. Chief Financial Officer of JP Morgan &Co., Inc. from 1990 to 1995 and an employee of JP Morgan in various capacities from 1967 to 1995.

TERRY K. GLENN (59) — Trustee(1)(2) — PO Box 9011, Princeton, New Jersey 08543-9011. Executive Vice President of MLAM and FAM since 1983; Executive Vice President and Director of Princeton Services, Inc. (“Princeton Services”) since 1993; President of PFD since 1986 and Director thereof since 1991; President of Princeton Administrators, LP since 1988.

TODD GOODWIN (68) — Trustee — 600 Madison Avenue, New York, New York, 10022; General Partner of Gibbons, Goodwin, van Amerongen (investment banking firm) since 1984; Director of Wells Aluminum Co. (aluminum extrusions), The Rival Company (electrical appliance manufacturer), US Energy Systems (independent power producer) and Johns Manville Corporation (building materials).

GEORGE W. HOLBROOK, JR. (68) — Trustee(2) — 107 John Street, Southport, Connecticut 06490. Managing Partner of Bradley Resources Company (private investment company) and associated with that firm and its predecessors since 1953; Director of Canyon Resources Corporation (mineral exploration company); Director of Thoratec Laboratories Corporation (medical device manufacturer).

W. CARL KESTER (48) — Trustee(2) — Harvard Business School, Morgan Hall 393, Soldiers Field, Boston, Massachusetts 02163; Industrial Bank of Japan Professor of Finance, Senior Associate Dean and Chairman of the MBA Program of Harvard University Graduate School of Business Administration since 1999; James R. Williston Professor of Business Administration of Harvard University Graduate School of Business from 1997 to 1999, MBA Class of 1958 Professor of Business Administration of Harvard University Graduate School of Business Administration from 1981 to 1997; Independent Consultant since 1978.

CHRISTOPHER G. AYOUB (44) — Senior Vice President(1)(2) — First Vice President of MLAM since 1997; Vice President of MLAM from 1985 to 1997; Assistant Vice President from 1984 to 1985.

MICHAEL J. BRADY (40) — Senior Vice President(2) — Vice President of MLAM since 1993; Vice President of PFD since 1990.

WILLIAM M. BREEN (45) — Senior Vice President and Assistant Treasurer(2) — Vice President of MLAM since 1993; Vice President of PFD since 1990.

JAMES J. FATSEAS (43) — Senior Vice President(2) — Vice President of MLAM since 1993; Vice President of PFD since 1990.

JOSEPH T. MONAGLE, JR. (51) — Senior Vice President(2) — Senior Vice President of MLAM and FAM since 1983; Department Head of the Global Fixed Income Division of MLAM and FAM since 1997; Senior Vice President of Princeton Services since 1993.

WILLIAM WASEL (40) — Senior Vice President(2) — Vice President of MLAM since 1993; Vice President of PFD since 1990.

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DONALD C. BURKE (39) — Vice President and Treasurer(2) — PO Box 9011, Princeton, New Jersey 08543-9011. Senior Vice President and Treasurer of MLAM and FAM since 1999; Senior Vice President and Treasurer of Princeton Services since 1999; Vice President of PFD since 1999; First Vice President of MLAM from 1997 to 1999; Vice President of MLAM from 1990 to 1997; Director of Taxation of MLAM since 1990.

ANN CATLIN (38) — Vice President(2) — Employee of PFD since 1986. DIANA FRANKLAND (64) — Vice President(2) — Employee of PFD since 1979.

RALPH A. DECESARE (38) — Vice President and Portfolio Manager — Director (Global Fixed Income) of MLAM since 1998; Vice President of MLAM from 1993 to 1998.

MARK E. MAGUIRE (39) — Vice President(2) — Assistant Vice President of PFD since 1990.

PATRICIA A. SCHENA (42) — Vice President(2) — Assistant Vice President of PFD since 1990.

BARRY F. X. SMITH (34) — Vice President(2) — Employee of PFD since 1987.

KAREN D. YOUNG (35) — Vice President(2) — Employee of MLFD since 1982.

DIANNE F. MCDONOUGH (38) — Vice President(2) — Employee of MLFD since 1983.

PHILLIP S. GILLESPIE (36) — Secretary — PO Box 9011, Princeton, New Jersey 08543-9011. Vice President of MLAM since 1999, attorney with MLAM from 1998 to 1999. Prior to 1998, Mr. Gillespie was Assistant General Counsel of Chancellor LGT Asset Management, Inc. and from 1993 to 1997 was a Senior Counsel and Attorney in the Division of Investment Management and the Office of General Counsel at the US Securities and Exchange Commission.

(1)	These Trustees may be deemed to be “interested persons” of the Fund as that term is defined in the Investment Company Act of 1940. Mr. Crook and Mr. Glenn are officers of MLFD and MLAM.
(2)	Director/trustee or officer of certain other investment companies for which FAM or MLAM acts as investment adviser.

Compensation of Trustees

Set forth below is a chart showing, for the fiscal year ended October 31, 1999, compensation paid by the Fund to the non-affiliated Trustees and, for the calendar year ending December 31, 1999, the aggregate compensation paid by all investment companies advised by MLAM and its affiliates, FAM (collectively, the “Fund Complex”) and Mercury Asset Management to the nonaffiliated Trustees.

Name of Trustee	Compensation from Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Aggregate Compensation from Fund and FAM/MLAM Advised Funds Paid to Trustee
A. Bruce Brackenridge(1)	$42,000	None	$42,000
Charles C. Cabot, Jr.(1)	$42,000	None	$42,000
James T. Flynn(1)	$42,000	None	$89,667
Todd Goodwin	$42,000	None	$42,000
George W. Holbrook, Jr.(1)	$42,000	None	$42,000
W. Carl Kester(1)	$42,000	None	$89,667

(1)	In addition to the Fund, the Trustees serve on other FAM/MLAM Advised Funds as follows: Mr. Brackenridge (9) registered investment companies consisting of (14) portfolios; Mr. Cabot (2) registered investment companies consisting of (7) portfolios; Mr. Flynn (2) registered investment companies consisting of (7) portfolios; Mr. Goodwin (2) registered investment companies consisting of (7) portfolios; Mr. Holbrook (9) registered investment companies consisting of (14) portfolios; and Mr. Kester (4) registered investment companies consisting of (7) portfolios.

At December 1, 1999, the officers and trustees of the Fund as a group (24 persons) owned an aggregate of less than 1% of the outstanding shares of common stock of Merrill Lynch & Co., Inc. (“ML & Co.”) and owned less than 1% of the outstanding shares of the Fund.

The trustees have an Audit and Nominating Committee, the members of which are Messrs. Brackenridge, Cabot, Flynn, Holbrook and Kester.

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Each Trustee who is not an officer or employee of ML & Co. or its subsidiaries will be paid $6,000 annually in his capacity as Trustee. All Trustees will be reimbursed for any expenses incurred in attending meetings of the Board of Trustees of the Fund or of any committee thereof. No officer or employee of ML & Co. or its subsidiaries will receive any compensation from the Fund for acting as a Trustee or officer of the Fund.

MANAGEMENT AND INVESTMENT ADVISORY ARRANGEMENTS

The Investment Adviser to the Fund is MLAM, an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. The Investment Adviser acts as the investment adviser for the Fund and provides the Fund with management services. The Investment Adviser (the general partner of which is Princeton Services Inc., a wholly owned subsidiary of ML & Co.) has its principal place of business at 800 Scudders Mill Road, Plainsboro, New Jersey 08536 (mailing address: PO Box 9011, Princeton, New Jersey 08543-9011). ML & Co. has its principal place of business at 250 Vesey Street, New York, New York 10281. The Investment Adviser or its affiliate, Fund Asset Management, LP (“FAM”), acts as the investment adviser for more than 140 registered investment companies. The Investment Adviser also offers portfolio management and portfolio analysis services to individual and institutional accounts. As of December 31, 1999, the Asset Management Group had a total of $557 billion in investment company and other portfolio assets under management, including accounts of certain affiliates of the Investment Adviser.

The Investment Adviser is a limited partnership, the partners of which are ML & Co. and Princeton Services. ML & Co. and Princeton Services are “controlling persons” of the Investment Adviser as defined under the Investment Company Act because of their ownership of its voting securities or their power to exercise a controlling influence over its management or policies. Similarly, the following entities may be considered “controlling persons” of MLAM U.K.: Merrill Lynch Europe Limited (MLAM U.K.’s parent), a subsidiary of ML International Holdings, a subsidiary of Merrill Lynch International, Inc., subsidiary of ML & Co.

The Investment Adviser has entered into a sub-advisory agreement (the “Sub-Advisory Agreement”) with MLAM UK, an indirect, wholly owned subsidiary of ML & Co. and an affiliate of the Investment Adviser, pursuant to which the Investment Adviser pays MLAM UK a fee for providing investment advisory services to the Investment Adviser with respect to the Fund in an amount to be determined from time to time by the Investment Adviser and MLAM UK but in no event in excess of the amount that the Investment Adviser actually receives for providing services to the Fund pursuant to the Investment Advisory Agreement. The address of the sub-adviser is Milton Gate, 1 Moor Lane, London EC2Y 9HA, England. For the fiscal years ended October 31, 1999, 1998, and 1997, the Investment Adviser did not pay any fees to MLAM UK pursuant to this agreement.

Pursuant to the terms of the Investment Advisory Agreement, the Investment Adviser, subject to the general supervision of the Trustees of the Fund and in conformance with the stated policies of the Fund, renders investment supervisory and administrative services to the Fund. In this regard, it is the responsibility of the Investment Adviser to make investment decisions for the Fund and to place the purchase and sale orders for the portfolio transactions of the Fund. In addition the Investment Adviser performs, or supervises the performance of, administrative services in connection with the Fund, including (i) supervision of all aspects of the Fund’s administration and operations, including processing services related to the purchase and redemption of Fund shares, the general handling of shareholder relations, and portfolio management; (ii) providing the Fund, at the Investment Adviser’s expense, with the services of persons competent to perform such administrative and clerical functions as are necessary in order to provide effective administration of the Fund; and (iii) providing the Fund, at the Investment Adviser’s expense, with adequate office space and related services. The Investment Adviser may arrange for the provision of these administrative services and functions by MLFD or another affiliate of ML & Co.

The Investment Advisory Agreement obligates the Investment Adviser to pay all compensation of and furnish office space for officers and employees of the Fund connected with investment and economic research, trading and investment management of the Fund, as well as compensation of all Trustees of the Fund who are affiliated persons of ML & Co. or any of its subsidiaries. The Fund pays all other expenses incurred in the operation of the Fund including, among other things, taxes, expenses for legal and auditing services, costs of printing proxies, stock certificates, shareholder reports, prospectuses and statements of additional information (except to the extent paid by the Distributor), charges of the custodian and the transfer agent, expenses of redemption of shares,

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Securities and Exchange Commission (“SEC”) fees, expenses of registering the shares under Federal, state or foreign laws, fees and expenses of non-interested trustees, accounting and pricing costs (including the daily calculation of net asset value), insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by the Fund. Accounting services are provided for the Fund by the Investment Adviser, and the Fund reimburses the Investment Adviser for its costs in connection with those services. MLFD pays certain promotional expenses of the Fund incurred in connection with the offering of shares of the Fund. Certain expenses will be financed by the Fund pursuant to distribution plans in compliance with Rule 12b-1 under the Investment Company Act of 1940. See “Purchase of Shares — Distribution Plans.”

As compensation for the services rendered under the Investment Advisory Agreement, the Fund pays the Investment Adviser a fee, payable monthly, at an annual rate of 0.40% of the Fund’s average daily net assets. MLAM received $392,072 (based on average daily net assets of approximately $98.3 million) in investment advisory fees from the Fund during the Fund’s fiscal year ended October 31, 1999, of which $71,835 was voluntarily waived. For the same period, the ratio of total expenses to average net assets was 0.78% for Class A shares, 1.28% for Class B shares, 1.03% for Class C shares and 0.87% for Class D shares. Accounting services are provided to the Fund by MLAM, and the Fund reimburses MLAM for its costs in connection with such services. For the fiscal years ended October 31, 1999, 1998, and 1997, the amount of such reimbursement was $55,751, $37,878, and $14,972, respectively.

Duration and Termination

 The Investment Advisory Agreement is effective as of October 31, 1986 and, unless earlier terminated as described below, the Investment Advisory Agreement and Sub-Advisory Agreement will continue in effect from year to year if approved annually (a) by the Trustees of the Fund or by a majority of the outstanding shares of the Fund, and (b) by a majority of the trustees who are not parties to that contract or interested persons (as defined in the Investment Company Act of 1940) of any such party. The Investment Advisory Agreement will terminate automatically upon its assignment and is terminable at any time without penalty by the trustees of the Fund or by a vote of a majority of the Fund’s outstanding shares (as defined under “Investment Restrictions” herein) or by the Investment Adviser on 60 days’ written notice to the other party. The Investment Advisory Agreement and Sub-Advisory Agreement were last renewed by the Fund’s Board of Trustees on December 6, 1999.

The investment advisory services of the Investment Adviser to the Fund are not exclusive under the terms of the Investment Advisory Agreement and the Investment Adviser is also free to, and does, render such services to others.

Transfer Agency Services. Financial Data Services, Inc. (the “Transfer Agent”), a subsidiary of ML & Co., acts as the Fund’s Transfer Agent pursuant to a Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement (the “Transfer Agency Agreement”). Pursuant to the Transfer Agency Agreement, the Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. Pursuant to the Transfer Agency Agreement, the Transfer Agent receives a fee of $11.00 per Class A or Class D account and $14.00 per Class B or Class C account and is entitled to reimbursement for certain transaction charges and out-of-pocket expenses incurred by the Transfer Agent under the Transfer Agency Agreement. Additionally, a $.20 monthly closed account charge will be assessed on all accounts which close during the calendar year. Application of this fee will commence the month following the month the account is closed. At the end of the calendar year, no further fees will be due. For purposes of the Transfer Agency Agreement, the term “account” includes a shareholder account maintained directly by the Transfer Agent and any other account representing the beneficial interest of a person in the relevant share class on a recordkeeping system, provided the recordkeeping system is maintained by a subsidiary of ML & Co.

Code of Ethics

The Board of Trustees of the Fund has adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act of 1940 (the “Investment Company Act”) which incorporates the Code of Ethics of the Investment Adviser (together, the “Codes”). The Codes significantly restrict the personal investing activities of all employees of the Investment Adviser and, as described below, impose additional, more onerous, restrictions on fund investment personnel.

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The Codes require that all employees of the Investment Adviser preclear any personal securities investment (with limited exceptions, such as government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to all employees of the Investment Adviser include a ban on acquiring any securities in a “hot” initial public offering and a prohibition from profiting on short-term trading in securities. In addition, no employee may purchase or sell any security that at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any fund advised by the Investment Adviser. Furthermore, the Codes provide for trading “blackout periods” which prohibit trading by investment personnel of the Fund within periods of trading by the Fund in the same (or equivalent) security (15 or 30 days depending upon the transaction).

PURCHASE OF SHARES

Reference is made to “How to Buy, Sell, Transfer and Exchange Shares” in the Prospectus.

The Fund issues four classes of shares under the Merrill Lynch Select PricingSM System: Class A and Class D shares are sold to investors choosing the initial sales charge alternatives and Class B and Class C shares are sold to investors choosing the deferred sales charge alternatives. Each Class A, Class B, Class C and Class D share represents an identical interest in the same portfolio of investments of the Fund and has the same rights except that Class B, Class C and Class D shares bear the expenses of the ongoing account maintenance fees and the Class B and Class C shares bear the expenses of the ongoing distribution fees and the additional incremental transfer agency costs resulting from the deferred sales charge arrangements. The deferred sales charges and account maintenance fees that are imposed on Class B and Class C shares, as well as the account maintenance fees that are imposed on Class D shares, will be imposed directly against those classes and not against all assets of the Fund and, accordingly, such charges will not affect the net asset value of any other class or have any impact on investors choosing another sales charge option. Dividends paid by the Fund for each class of shares will be calculated in the same manner at the same time and will differ only to the extent that account maintenance and distribution fees and any incremental transfer agency costs relating to a particular class are borne exclusively by that class. Class B, Class C and Class D shares of the Fund each have exclusive voting rights with respect to the Rule 12b-1 distribution plan adopted with respect to such class pursuant to which account maintenance and/or distribution fees are paid (except that Class B shareholders may vote upon any material changes to expenses charged under the Class D Distribution Plan). See “Distribution Plans” below. Each class has different exchange privileges. See “Shareholder Services — Exchange Privilege.” Class C shares are available only through the Exchange privilege.

Investors should understand that the purpose and function of the initial sales charges with respect to Class A and Class D shares are the same as those of the contingent deferred sales charge (“CDSC”) and distribution fees with respect to Class B and Class C shares in that the sales charges and distribution fees applicable to each class provide for the financing of the distribution of the shares of the Fund. The distribution-related revenues paid with respect to a class will not be used to finance the distribution expenditures of another class. Sales personnel may receive different compensation for selling different classes of shares. Investors are advised that only Class A and Class D shares may be available for purchase through securities dealers, other than Merrill Lynch, that are eligible to sell shares.

Alternative Sales Arrangements

The alternative sales arrangements available for the Fund’s shares permit each investor to choose the method of purchasing shares that the investor believes is most beneficial given the amount of the purchase, the length of time the investor expects to hold his shares and other relevant circumstances. Investors should determine whether under their particular circumstances it is more advantageous to incur an initial sales charge and not be subject to ongoing charges, as discussed below, or to have the entire initial purchase price invested in the Fund with the investment thereafter being subject to ongoing charges.

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The Merrill Lynch Select PricingSM System is used by more than 50 registered investment companies advised by MLAM or its affiliate, the Investment Adviser. Funds advised by MLAM or the Investment Adviser that use the Merrill Lynch Select PricingSM System are referred to herein as “Select Pricing Funds.

The Fund has entered into separate distribution agreements (the “Distribution Agreements”) with the Distributor in connection with the continuous offering of each class of shares. The Distribution Agreements obligate the Distributor to pay certain expenses in connection with the offering of each class of shares of the Fund. After the prospectuses, statements of additional information and periodic reports have been prepared, set in type and mailed to shareholders, the Distributor pays for the printing and distribution of copies thereof used in connection with the offering to dealers and investors. The Distributor also pays for other supplementary sales literature and advertising costs. The Distribution Agreements are subject to the same renewal requirements and termination provisions as the Investment Advisory Agreement described above.

The Fund or the Distributor may suspend the continuous offering of the Fund’s shares of any class at any time in response to conditions in the securities markets or otherwise and may thereafter resume such offering from time to time. Any order may be rejected by the Fund or the Distributor. Neither the Distributor nor dealers are permitted to withhold placing orders to benefit themselves by a price change. Merrill Lynch may charge its customers a processing fee (presently $5.35) to confirm a sale of shares to such customers. Purchases made directly through the Transfer Agent are not subject to the processing fee.

Initial Sales Charge Alternatives — Class A and Class D Shares

Investors choosing the initial sales charge alternatives who are eligible to purchase Class A shares should purchase Class A shares rather than Class D shares because there is an account maintenance fee imposed on Class D shares. Sales charges for purchases of Class A and Class D shares of the Fund, computed as indicated in the Prospectus, are reduced on larger purchases. The Distributor may reallow discounts to selected securities dealers and retain the balance over such discounts. At times the Distributor may reallow the entire sales charge to such dealers. Since securities dealers selling Class A and Class D shares of the Fund will receive a concession equal to most of the sales charge, they may be deemed to be underwriters within the meaning of the Securities Act of 1933. The proceeds from the account maintenance fees are used to compensate the Distributor and Merrill Lynch (pursuant to a sub-agreement) for providing continuing account maintenance activities. The Distributor will retain the entire sales charge on orders placed directly with it.

A reduced sales charge is available for any purchase of Class A or Class D shares of the Fund in excess of $100,000. The term “purchase,” as used in the Prospectus and this Statement of Additional Information in connection with an investment in Class A and Class D shares of the Fund, refers to a single purchase by an individual, or to concurrent purchases, which in the aggregate are at least equal to the prescribed amounts, by an individual, his spouse and their children under the age of 21 years purchasing shares for his or their own account and to single purchases by a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code) although more than one beneficiary is involved. The term “purchase” also includes purchases by any “company,” as that term is defined in the Investment Company Act, but does not include purchases by any such company that has not been in existence for at least six months or that has no purpose other than the purchase of shares of the Fund or shares of other registered investment companies at a discount; provided, however that it shall not include purchases by any group of individuals whose sole organizational nexus is that the participants therein are credit cardholders of a company, policyholders of an insurance company, customers of either a bank or broker-dealer or clients of an investment adviser. The term “purchase” also includes purchases by employee benefit plans not qualified under Section 401 of the Code, including purchases by employees or by employers on behalf of employees, by means of a payroll deduction plan or otherwise, of shares of the Fund. Purchases by such a company or non-qualified employee benefit plan will qualify for the quantity discounts discussed above only if the Fund and the Distributor are able to realize economies of scale in sales effort and sales related expense by means of the company, employer or plan making the Fund’s Prospectus available to individual investors or employees and forwarding investments by such persons to the Fund and by any such employer or plan bearing the expense of any payroll deduction plan.

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For the fiscal years ended October 31, 1999 and 1998, there were no gross sales charges for the sale of Class A shares. For the fiscal years ended October 31, 1999 and 1998, the Distributor did not receive any CDSC proceeds with respect to redemption within one year after purchase of Class A shares purchased subject to an initial sales charge waiver.

For the fiscal year ended October 31, 1999, the gross sales charges for the sale of Class D shares were $3,664, of which $425 was received by the Distributor and $3,239 was received by Merrill Lynch. For the fiscal year ended October 31, 1999, the Distributor did not receive any CDSC proceeds with respect to redemption within one year after purchase of Class D shares purchased subject to an initial sales charge waiver.

For the fiscal year ended October 31, 1998, the gross sales charges for the sale of Class D shares were $6,509, of which $570 was received by the Distributor and $5,939 was received by Merrill Lynch. For the fiscal year ended October 31, 1998, the Distributor received no CDSC proceeds with respect to redemption within one year after purchase of Class D shares purchased subject to an initial sales charge waiver.

Eligible Class A Investors. Class A shares are offered to a limited group of investors and also will be issued upon reinvestment of dividends from outstanding Class A shares. Investors who currently own Class A shares in a shareholder account, including participants in the Merrill Lynch BlueprintSM Program, are entitled to purchase additional Class A shares of the Fund in that account. Certain employer-sponsored retirement or savings plans, including eligible 401(k) plans, may purchase Class A shares of the Fund at net asset value provided such plans meet the required minimum number of eligible employees or required amount of assets advised by MLAM or any of its affiliates. Class A shares are available at net asset value to corporate warranty insurance reserve fund programs provided that the program has $3 million or more initially invested in MLAM-advised mutual funds. Also eligible to purchase Class A shares at net asset value are participants in certain investment programs including TMA(Service Mark) Managed Trusts to which Merrill Lynch Trust Company provides discretionary trustee services, collective investment trusts for which Merrill Lynch Trust Company serves as trustee and purchases made in connection with certain fee-based programs. In addition, Class A shares will be offered at net asset value to ML & Co. and its subsidiaries and their directors and employees and to members of the Boards of MLAM-advised investment companies, including the Fund. Certain persons who acquired shares of certain MLAM-advised closed-end funds in their initial offerings who wish to reinvest the net proceeds from a sale of their closed-end fund shares of common stock in shares of the Fund also may purchase Class A or Class D shares of the Fund if certain conditions set forth below under “Reduced Initial Sales Charges — Closed-End Fund Investment Option” are met.

Reduced Initial Sales Charges

 Reductions in or exemptions from the imposition of a sales load are due to the nature of the investors and/or the reduced sales efforts that will be needed to obtain such investments.

Reinvested Dividends. No initial sales charges are imposed upon Class A and Class D shares issued as a result of the automatic reinvestment of dividends. Class A and Class D sales charges also may be reduced under a Right of Accumulation and a Letter of Intention. Class A shares are offered at net asset value to certain eligible Class A investors as set forth above under “Eligible Class A Investors.” See “Shareholder Services — Fee-Based Programs.”

Right of Accumulation. Reduced sales charges are applicable through a right of accumulation under which eligible investors are permitted to purchase Class A or Class D shares of the Fund subject to initial sales charge at the offering price applicable to the total of (a) the public offering price of the shares then being purchased plus (b) an amount equal to the then current net asset value or cost, whichever is higher, of the purchaser’s combined holdings of all classes of shares of the Fund and of any other Select Pricing Fund. For any such right of accumulation to be made available the Distributor must be provided at the time of purchase, by the purchaser or the purchaser’s securities dealer, with sufficient information to permit confirmation of qualification, and acceptance of the purchase order is subject to such confirmation. The right of accumulation may be amended or terminated at any time. Shares held in the name of a nominee or custodian under pension, profit-sharing or other employee benefit plans may not be combined with other shares to qualify for the right of accumulation.

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Letter of Intention. Reduced sales charges are applicable to purchases through any dealer aggregating $100,000 or more of Class A shares of the Fund or any other Select Pricing Funds made within a 13-month period starting with the first purchase pursuant to a Letter of Intention in the form provided by the Distributor. The Letter of Intention is available only to investors whose accounts are maintained at the Fund’s Transfer Agent. The Letter of Intention is not a binding obligation to purchase any amount of Class A or Class D shares, but its execution will result in the purchaser’s paying a lower sales charge at the appropriate quantity purchase level. A purchase not originally made pursuant to a Letter of Intention may be included under a subsequent Letter executed within 90 days of such purchase if the Distributor is informed in writing of this intent within such 90-day period. The value of Class A and Class D shares of the Fund or of other MLAM-advised mutual funds presently held, at cost or maximum offering price (whichever is higher), on the date of the first purchase under the Letter of Intention, may be included as a credit toward the completion of such Letter. The reduced sales charge applicable to the amount covered by the Letter of Intention will be applied only to new purchases. If the total amount of shares purchased does not equal the amount stated in the Letter of Intention, the investor will be notified and must pay, within 20 days of the expiration of such Letter, the difference between the sales charge on Class A or Class D shares of the Fund purchased at the reduced rate and the sales charge applicable to the shares actually purchased through the Letter. Class A or Class D shares equal to five percent of the intended amount will be held in escrow during the 13-month period (while remaining registered in the name of the purchaser). The first purchase under the Letter of Intention must be five percent of the dollar amount of such Letter. If during the term of such Letter, a purchase brings the total amount invested to an amount equal to or in excess of the amount indicated in the Letter, the purchaser will be entitled on that purchase and subsequent purchases to the reduced percentage sales charge which would be applicable to a single purchase equal to the total dollar value of the Class A or Class D shares of the Fund then being purchased under such Letter, but there will be no retroactive reduction of the sales charges on any previous purchase. The value of any shares redeemed or otherwise disposed of by the purchaser prior to termination or completion of the Letter of Intention will be deducted from the total purchases made under such Letter. An exchange from a MLAM-advised money market fund into the Fund that creates a sales charge will count toward completing a new or existing Letter of Intention in the Fund.

Employee AccessSM Accounts. Provided applicable threshold requirements are met, either Class A or Class D shares are offered at net asset value to Employee AccessSM Accounts available through authorized employers. The initial minimum for such accounts is $500, except that the initial minimum for shares purchased for such accounts pursuant to the Automatic Investment Program is $50.

TMASM Managed Trusts. Class A shares are offered to TMASM Managed Trusts to which Merrill Lynch Trust Company provides discretionary trustee services at net asset value.

Purchase Privileges of Certain Persons. Trustees of the Fund, directors and trustees of other MLAM/FAM-advised investment companies, ML & Co. and its subsidiaries (the term “subsidiaries,” when used herein with respect to ML & Co., includes MLAM, FAM and certain other entities directly or indirectly wholly-owned and controlled by ML & Co.), and their directors or employees, and any trust, pension, profit-sharing or other benefit plan for such persons, may purchase Class A shares of the Fund at net asset value. The Fund realizes economies of scale and reduction of sales-related expenses by virtue of the familiarity of these persons with the Fund. Employees and directors or trustees wishing to purchase shares of the Fund must satisfy the Fund’s suitability standards.

The shares of the Fund in existence prior to its reorganization at the close of business on February 14, 1997 have been reclassified as Class D shares. Although purchasers of Class D shares generally will be subject to a 1% initial sales charge, those shareholders of the Fund who have held shares of the Fund since prior to its reorganization at the close of business on February 14, 1997, will not be subject to any sales charge with respect to either their reclassified Class D shares or any Class D shares that they may purchase in the future.

Closed-End Fund Investment Option. Class A shares of the Fund and other MLAM-advised mutual funds (“Eligible Class A Shares”) are offered at net asset value to shareholders of certain closed-end funds advised by the Investment Adviser or MLAM who purchased such closed-end fund shares prior to October 21, 1994 (the date the Merrill Lynch Select PricingSM System commenced operations) and wish to reinvest the net proceeds from a sale of their closed-end fund shares of common stock in Eligible Class A Shares of the Fund.

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Alternatively, closed-end fund shareholders who purchased such shares on or after October 21, 1994 and wish to reinvest the net proceeds from a sale of their closed-end fund shares are offered Class A shares (if eligible to buy Class A shares) or Class D shares of the Fund and other MLAM-advised mutual funds (“Eligible Class D Shares”). In order to exercise this investment option, closed-end fund shareholders must (i) sell their closed-end fund shares through Merrill Lynch and reinvest the proceeds immediately in the Eligible Class A or Class D Shares of the Fund, (ii) either have acquired the shares in the closed-end fund’s initial public offering or through reinvestment of dividends earned on shares purchased in such offering, (iii) have maintained their closed-end fund shares continuously in a Merrill Lynch account, and (iv) purchase a minimum of $250 worth of Fund shares. Shareholders of certain MLAM-advised continuously offered closed-end funds may reinvest at net asset value the net proceeds from a sale of certain shares of common stock of such funds in shares of the Fund. Upon exercise of this investment option, shareholders of Merrill Lynch Senior Floating Rate Fund, Inc. will receive Class A shares of the Fund and shareholders of Merrill Lynch Municipal Strategy Fund, Inc. and Merrill Lynch High Income Municipal Bond Fund, Inc. will receive Class D shares of the Fund, except that shareholders already owning Class A shares of the Fund will be eligible to purchase additional Class A shares pursuant to this option, if such additional Class A shares will be held in the same account as the existing Class A shares and the other requirements pertaining to the reinvestment privilege are met. In order to exercise this investment option, a shareholder of one of the above-referenced continuously offered closed-end funds (an “eligible fund”) must sell his or her shares of common stock of the eligible fund (the “eligible shares”) back to the fund in connection with a tender offer conducted by the eligible fund and reinvest the proceeds immediately in the designated class of shares of the Fund. This investment option is available only with respect to eligible shares as to which no Early Withdrawal Charge or CDSC (each as defined in the eligible fund’s prospectus) is applicable. Purchase orders from eligible fund shareholders wishing to exercise this investment option will be accepted only on the day that the related tender offer terminates and will be effected at the net asset value of the designated class of the Fund on such day.

Class D shares of the Fund are offered at the net asset value, without sales charge, to an investor who has a business relationship with a Merrill Lynch Financial Consultant and who has invested in a mutual fund for which Merrill Lynch has not served as a selected dealer if the following conditions are satisfied: First, the investor must advise Merrill Lynch that he or she will purchase Class D shares of the Fund with proceeds from a redemption of such shares of other mutual funds and that such shares have been outstanding for a period of no less than six months. Second, such purchase of Class D shares must be made within 60 days after the redemption and the proceeds from the redemption must have been maintained in the interim in cash or a money market fund.

Class D shares of the Fund are also offered at net asset value, without sales charge, to an investor who has a business relationship with a Merrill Lynch Financial Consultant and who has invested in a mutual fund sponsored by a non-Merrill Lynch company for which Merrill Lynch has served as a selected dealer and where Merrill Lynch has either received or given notice that such arrangement will be terminated (“notice”), if the following conditions are satisfied: First, the investor must purchase Class D shares of the Fund with proceeds from a redemption of shares of such other mutual fund and such fund was subject to a sales charge either at the time of purchase or on a deferred basis. Second, such purchase of Class D shares must be made within 90 days after such notice.

Class D shares of the Fund are offered at net asset value, without sales charge, to an investor who has a business relationship with a financial consultant who joined Merrill Lynch from another investment firm within six months prior to the date of purchase by such investor, if the following conditions are satisfied. First, the investor must advise Merrill Lynch that it will purchase Class D shares with proceeds from a redemption of shares of a mutual fund that was sponsored by the financial consultant’s previous firm and imposed a sales charge either at the time of purchase or on a deferred basis. Second, the investor also must establish that such redemption had been made within 60 days prior to the investment in the Fund, and the proceeds from the redemption had been maintained in the interim in cash or a money market fund.

Reductions in or exemptions from the imposition of a sales load are due to the nature of the investors and/or the reduced sales efforts that will be needed in obtaining such investors.

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Acquisition of Certain Investment Companies. Class D shares may be offered at net asset value in connection with the acquisition of the assets of or merger or consolidation with a personal holding company or a public or private investment company.

Deferred Sales Charge Alternatives — Class B and Class C Shares

Investors choosing the deferred sales charge alternatives should consider Class B shares if they intend to hold their shares for an extended period of time and Class C shares if they are uncertain as to the length of time they intend to hold their assets in MLAM-advised mutual funds. Class C shares, however, are available only through the Exchange Privilege.

The public offering price of Class B and Class C shares for investors choosing the deferred sales charge alternatives is the next determined net asset value per share without the imposition of a sales charge at the time of purchase. See “Pricing of Shares — Determination of Net Asset Value” below.

Class B and Class C shares are sold without an initial sales charge so that the Fund will receive the full amount of the investor’s purchase payment. Merrill Lynch compensates its Financial Consultants for selling Class B and Class C shares at the time of purchase from its own funds. See “Distribution Plans.” Both Class B and Class C shares are subject to an ongoing account maintenance fee and distribution fees; however, the ongoing account maintenance fee and distribution fee potentially may be offset to the extent any return is realized on the additional funds initially invested in Class B or Class C shares.

Proceeds from the CDSC and the distribution fee are paid to the Distributor and are used in whole or in part by the Distributor to defray the expenses of dealers (including Merrill Lynch) related to providing distribution-related services to the Fund in connection with the sale of the Class B and Class C shares, such as the payment of compensation to Financial Consultants for selling Class B and Class C shares, from the dealers’ own funds. The combination of the CDSC and the ongoing distribution fee facilitates the ability of the Fund to sell the Class B and Class C shares without a sales charge being deducted at the time of purchase. Approximately ten years after issuance, Class B shares will convert automatically into Class D shares, which are subject to an account maintenance fee but no distribution fee; Class B shares of certain other MLAM-advised mutual funds into which exchanges may be made convert into Class D shares automatically after approximately eight years. If Class B shares of the Fund are exchanged for Class B shares of another MLAM-advised mutual fund, the conversion period applicable to the Class B shares acquired in the exchange will apply, and the holding period for the shares exchanged will be tacked onto the holding period for the shares acquired.

Imposition of the CDSC and the distribution fee on Class B and Class C shares is limited by the NASD asset-based sales charge rule. See “Limitations on the Payment of Deferred Sales Charges” below. The proceeds from the ongoing account maintenance fee are used to compensate Merrill Lynch for providing continuing account maintenance activities. Class B shareholders of the fund exercising the exchange privilege described under “Shareholder Services — Exchange Privilege” will continue to be subject to the Fund’s CDSC schedule if such schedule is higher than the CDSC schedule relating to the Class B shares acquired as a result of the exchange.

Contingent Deferred Sales Charges — Class B Shares.

Class B shares that are redeemed within one year of purchase may be subject to a CDSC at the rates set forth below charged as a percentage of the dollar amount subject thereto. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed. Accordingly, no CDSC will be imposed on increases in net asset value above the initial purchase price. In addition, no CDSC will be assessed on shares derived from reinvestment of dividends.

The following table sets forth the rates of the CDSC on Class B shares:

Year Since Purchase Payment Made	Contingent Deferred Sales Charge as a Percentage of Dollar Amount Subject to Charge

0-1	1.0%
Thereafter	None

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 In determining whether a CDSC is applicable to a redemption, the calculation will be determined in the manner that results in the lowest possible applicable rate being charged. It will be assumed that the redemption is first of shares held for over one year or shares acquired pursuant to reinvestment of dividends and then of shares held longest during the one year period. The CDSC will not be applied to dollar amounts representing an increase in the net asset value since the time of purchase. A transfer of shares from a shareholder’s account to another account will be assumed to be made in the same order as a redemption.

To provide an example, assume an investor purchased 100 Class B shares at $10 per share (at a cost of $1,000) and in the eighth month after purchase, the net asset value per share is $12 and, during such time, the investor has acquired 10 additional shares upon dividend reinvestment. If at such time the investor makes his first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to charge because of dividend reinvestment. With respect to the remaining 40 shares, the CDSC is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds will be charged to a CDSC at a rate of 1.0% (the applicable rate in the first year after purchase).

The Class B CDSC may be waived on redemptions of shares in connection with certain post-retirement withdrawals from an Individual Retirement Account (“IRA”) or other retirement plan or following the death or disability (as defined in the Code) of a shareholder (including one who owns the Class B shares as a joint tenant with his or her spouse) provided the redemption is requested within one year of death or initial determination of disability or, if later, reasonably promptly following completion of probate. The CDSC also may be waived on redemptions of shares by certain eligible 401(a) and eligible 401(k) plans. The CDSC may also be waived for any Class B shares that are purchased by an eligible 401(k) or eligible 401(a) plan and are rolled over into a Merrill Lynch, Pierce, Fenner & Smith Incorporated or Merrill Lynch Trust Company custodied IRA and held in such account at the time of redemption and for any Class B shares that were acquired and held at the time of the redemption. The Class B CDSC may also be waived for any Class B shares that are purchased by a Merrill Lynch rollover IRA that was funded by a rollover from a terminated 401(k) plan managed by the MLAM Private Portfolio Group and held in such account at the time of redemption. The Class B CDSC may also be waived for any Class B shares that are purchased within qualifying Employee AccessSM Accounts. The terms of the CDSC may be waived or its terms may be modified for redemptions made in connection with fund participation in certain fee-based programs. The Class B CDSC may also be waived in connection with involuntary termination of an account in which Fund shares are held or for withdrawals through the Merrill Lynch Systematic Withdrawal Plan. See “Shareholder Services — Fee-Based Programs,” and “Systematic Withdrawal Plan.”

Class B Sales Charge Information

Class B Shares*
For the Fiscal Year Ended October 31	CDSCs Received by Distributor	CDSCs Paid to Merrill Lynch
1999	$173,136	$173,136
1998	$ 10,778	$ 10,778
1997	$ 210	$ 210

*	Additional Class B CDSCs payable to the Distributor with respect to the fiscal years ended October 31, 1997 and 1998 may have been waived or converted to a contingent obligation in connection with a shareholder’s participation in certain fee-based programs.

Contingent Deferred Sales Charges — Class C Shares.

Class C shares which are redeemed within one year of purchase may be subject to a 1.0% CDSC charged as a percentage of the dollar amount subject thereto. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed. Accordingly, no Class C CDSC will be imposed on increases in net asset value above the initial purchase price. In addition, no Class C CDSC will be assessed on shares derived from reinvestment of dividends. The Class C CDSC may be waived in connection with certain fee-based programs, involuntary termination of an account in which Fund shares are held and withdrawals through the Merrill Lynch Systematic Withdrawal Plan. See “Shareholder Services — Fee-Based Programs.”

The deferred sales charge relating to Class B and C shares may be reduced or waived for withdrawal through the Merrill Lynch Systematic Withdrawal Plan of up to 10% per year of the account value at the time the plan is established and in connection with involuntary termination of an account in which Fund shares are held.

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For the fiscal years ended October 31, 1997, 1998 and 1999, the Distributor received no CDSCs with respect to redemptions of Class C shares.

In determining whether a Class C CDSC is applicable to redemption, the calculation will be determined in the manner that results in the lowest possible rate being charged. Therefore, it will be assumed that the redemption is first of shares held over one year or shares acquired pursuant to reinvestment of dividends or distributions and then of shares held longest during the one-year period. The charge will not be applied to dollar amounts representing an increase in the net asset value since the time of purchase. A transfer of shares from a shareholder’s account to another account will be assumed to be made in the same order as a redemption.

Conversion of Class B Shares to Class D Shares. After approximately ten years (the “Conversion Period”), Class B shares will be converted automatically into Class D shares. Class D shares are subject to an ongoing account maintenance fee at an annual rate of 0.10% of average daily net assets, but are not subject to the distribution fee that is borne by Class B shares. Automatic conversion of Class B shares into Class D shares will occur at least once each month (on the “Conversion Date”) on the basis of the relative net asset values of the shares of the two classes on the Conversion Date, without the imposition of any sales load, fee or other charge. Conversion of Class B shares into Class D shares will not be deemed a purchase or sale of the shares for Federal income tax purposes.

In addition, shares purchased through reinvestment of dividends on Class B shares also will convert automatically to Class D shares. The Conversion Date for dividend reinvestment shares will be calculated taking into account the length of time the shares underlying such dividend reinvestment shares were outstanding. If at a Conversion Date the conversion of Class B shares to Class D shares of the Fund in a single account will result in less than $50 worth of Class B shares being left in the account, all of the Class B shares of the Fund held in the account on the Conversion Date will be converted to Class D shares of the Fund.

Class B shareholders holding certificates must deliver such certificates to the Transfer Agent at least one week prior to the Conversion Date applicable to those shares. Shares evidenced by certificates that are not received by the Transfer Agent at least one week prior to the Conversion Date will be converted into Class D shares on the next scheduled Conversion Date after such certificates are delivered.

In general, Class B shares of MLAM-advised equity mutual funds will convert approximately eight years after initial purchase, and Class B shares of MLAM-advised taxable and tax-exempt fixed income mutual funds will convert approximately ten years after initial purchase. If, during the Conversion Period, a shareholder exchanges Class B shares with an eight-year Conversion Period for Class B shares with a ten-year Conversion Period, or vice versa, the Conversion Period applicable to the Class B shares acquired in the exchange will apply, and the holding period for the shares exchanged will be tacked onto the holding period for the shares acquired.

The Conversion Period is modified for shareholders who purchased Class B shares through certain retirement plans which qualified for a waiver of the CDSC normally imposed on purchases of Class B shares (“Class B Retirement Plans”). When the first share of any MLAM-advised mutual fund purchased by a Class B Retirement Plan has been held for ten years (i.e., ten years from the date the relationship between MLAM-advised mutual funds and the Class B Retirement Plan was established), all Class B shares of all MLAM-advised mutual funds held in that Class B Retirement Plan will be converted into Class D shares of the appropriate funds. Subsequent to such conversion, that Class B Retirement Plan will be sold Class D shares of the appropriate funds at net asset value per share.

In the event that all Class B shares held in a single account are converted to Class D shares on a Conversion Date, shares representing reinvestment of declared but unpaid dividends on those Class B shares also will be converted to Class D shares; otherwise, only Class B shares purchased through reinvestment of dividends paid will convert to Class D shares on the Conversion Date.

The Conversion Period may also be modified for retirement plan investors who participate in certain fee-based programs. See “Shareholder Services — Fee-Based Programs.”

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Employer-Sponsored Retirement or Savings Plans and Certain Other Arrangements

Certain employer-sponsored retirement or savings plans and certain other arrangements may purchase Class A or Class D shares at net asset value, based on the number of employees or number of employees eligible to participate in the plan, the aggregate amount invested by the plan in specified investments and/or the services provided by Merrill Lynch to the plan. Certain other plans may purchase Class B shares with a waiver of the CDSC upon redemption, based on similar criteria. Such Class B shares will convert into Class D shares approximately ten years after the plan purchases the first share of any MLAM-advised mutual fund. Minimum purchase requirements may be waived or varied for such plans. Additional information regarding purchases by employer-sponsored retirement or savings plans and certain other arrangements is available toll-free from Merrill Lynch Business Financial Services at (800) 237-7777.

Distribution Plans

Reference is made to “Fees and Expenses” in the Prospectus for certain information with respect to the separate distribution plans of the Fund for Class B, Class C and Class D shares pursuant to Rule 12b-1 under the Investment Company Act (each a “Distribution Plan”) with respect to the account maintenance and/or distribution fees paid or payable by the Fund to the Distributor with respect to such classes.

The Distribution Plans for Class B, Class C and Class D shares each provide that the Fund pays the Distributor an account maintenance fee relating to the shares of the relevant class of the Fund’s shares, accrued daily and paid monthly, at the annual rate of 0.25% of average daily net assets of the relevant class for Class B and Class C shares, and 0.10% of average daily net assets attributable to the relevant class for Class D shares in order to compensate the Distributor and Merrill Lynch (pursuant to a sub-agreement) in connection with account maintenance activities.

The Distribution Plans for Class B and Class C shares each provide that the Fund also pays the Distributor a distribution fee relating to the shares of the relevant class, accrued daily and paid monthly, at the annual rate of 0.25% of average daily net assets attributable to the relevant class for Class B and Class C shares, in order to compensate the Distributor and Merrill Lynch (pursuant to a sub-agreement) for providing shareholder and distribution services, and bearing certain distribution-related expenses of the Fund, including payments to financial consultants for selling Class B and Class C shares. The Distribution Plans relating to Class B and Class C shares are designed to permit an investor to purchase Class B and Class C shares through dealers without the assessment of an initial sales charge and at the same time permit the dealer to compensate its financial consultants in connection with the sale of the Class B and Class C shares. In this regard, the purpose and function of the ongoing distribution fees and the CDSC are the same as those of the initial sales charge with respect to the Class A and Class D shares of the Fund in that the CDSC and ongoing distribution fees provide for the financing of the distribution of the Fund’s Class B and Class C shares.

For the fiscal year ended October 31, 1999, the Fund paid the Distributor $213,046 pursuant to the Class B Distribution Plan (based on average daily net assets subject to such Class B Distribution Plan of approximately $42.7 million), all of which was paid to Merrill Lynch for providing account maintenance and distribution-related activities and services in connection with Class B shares. For the fiscal year ended October 31, 1999, the Fund paid the Distributor $12,030 pursuant to the Class C Distribution Plan (based on average daily net assets subject to such Class C Distribution Plan of approximately $4.8 million), all of which was paid to Merrill Lynch for providing account maintenance and distribution-related activities and services in connection with Class C shares. For the fiscal year ended October 31, 1999, the Fund paid the Distributor $31,292 pursuant to the Class D Distribution Plan (based on average daily net assets subject to such Class D Distribution Plan of approximately $31.4 million), all of which was paid to Merrill Lynch for providing account maintenance activities in connection with the Class D shares.

The payments under the Distribution Plans are based on a percentage of average daily net assets attributable to the relevant shares regardless of the amount of expenses incurred and, accordingly, distribution-related revenues from the Distribution Plans may be more or less than distribution-related expenses. Information with respect to the distribution-related revenues and expenses is presented to the Trustees for their consideration in

18

connection with their deliberations as to the continuance of the Distribution Plans. This information is to be presented annually as of December 31 of each year on a “fully allocated accrual” basis and quarterly on a “direct expense and/revenue/cash” basis. On the fully allocated accrual basis, revenues consist of the account maintenance fees, distribution fees, the CDSC and certain other related revenues, and expenses consist of financial consultant expenses, advertising, sales promotion and marketing expenses, corporate overhead and interest expense. On the direct expense and revenue/cash basis, revenues consist of the account maintenance fees, distribution fees and the CDSC and the expenses consist of financial consultation compensation.

Direct cash revenues attributable to Class B shares for the period from February 18, 1997 (commencement of operations) to October 31, 1999 exceeded direct expenses for such period by $355,528 (representing .97% of net assets attributable to Class B shares at that date. Direct cash revenues attributable to Class C shares for the period from February 18, 1997 (commencement of operations) to October 31, 1999 exceeded direct expenses for such period by $10,258 (representing .30% of net assets attributable to Class C shares at that date). Direct cash revenues attributable to Class D shares for the period from November 11, 1996 to October 31, 1999 exceeded direct expenses for such period by $712,403 (representing 2.44% of net assets attributable to Class D shares at that date).

The Fund has no obligation with respect to distributions and/or account maintenance-related expenses incurred by the Distributor and Merrill Lynch in connection with the Class B, Class C and Class D shares, and there is no assurance that the Board of Trustees of the Fund will approve the continuance of the Distribution Plans from year to year. However, the Distributor intends to seek annual continuation of the Distribution Plans. In their review of the Distribution Plans, the Trustees will be asked to take into consideration expenses incurred in connection with the account maintenance and/or distribution of each class of shares separately. The initial sales charges, the account maintenance fee, the distribution fee and/or the CDSCs received with respect to one class will not be used to subsidize the sale of shares of another class. Payments of the distribution fee on Class B shares will terminate upon conversion of those Class B shares into Class D shares.

     Payments of the account maintenance fees and/or distribution fees are subject to the provisions of
Rule 12b-1 under the Investment Company Act. Among other things, each Distribution Plan provides that the Distributor shall provide and the Trustees shall review quarterly reports of the disbursement of the account maintenance fees and/or distribution fees paid to the Distributor. In their consideration of each Distribution Plan, the Trustees must consider all factors they deem relevant, including information as to the benefits of the Distribution Plan to the Fund and its related class of shareholders. Each Distribution Plan further provides that, so long as the Distribution Plan remains in effect, the selection and nomination of Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act (the “Independent Trustees”), shall be committed to the discretion of the Independent Trustees then in office. In approving each Distribution Plan in accordance with Rule 12b-1, the Independent Trustees concluded that there is reasonable likelihood that such Distribution Plan will benefit the Fund and its related class of shareholders. Each Distribution Plan can be terminated at any time, without penalty, by the vote of a majority of the Independent Trustees or by the vote of the holders of a majority of the outstanding related class of voting securities. A Distribution Plan cannot be amended to increase materially the amount to be spent without the approval of the related class of shareholders, and all material amendments are required to be approved by the vote of Trustees, including a majority of the Independent Trustees who have no direct or indirect financial interest in such Distribution Plan, cast in person at a meeting called for that purpose. Rule 12b-1 further requires that the Fund preserve copies of each Distribution Plan and any report made pursuant to such plan for a period of not less than six years from the date of such Distribution Plan or such report, the first two years in an easily accessible place.

Limitations on the Payment of Deferred Sales Charges

The maximum sales charge rule in the Conduct Rules of the NASD imposes a limitation on certain asset-based sales charges, such as the Fund’s distribution fee and the CDSC borne by the Class B and Class C shares but not the account maintenance fees. The maximum sales charge rule is applied separately by each class. As applicable to the Fund, the maximum sales charge rule limits the aggregate of distribution fee payments and CDSCs payable to the sum of (1) 6.25% of eligible gross sales of Class B shares and Class C shares, computed separately (defined to exclude shares issued pursuant to dividend reinvestment and exchanges) and (2) interest on the unpaid balance for the respective class computed separately at the prime rate plus 1% (the unpaid balance

19

being the maximum amount payable minus amounts received from the payment of the distribution fee and the CDSC). In connection with the Class B shares, the Distributor has voluntarily agreed to waive interest charges on the unpaid balance in excess of 0.50% of the eligible gross sales. Consequently, the maximum amount payable to the Distributor (referred to as the “voluntary maximum”) in connection with Class B shares is 6.75% of eligible gross sales. The Distributor retains the right to stop waiving the interest charge at any time. To the extent payments would exceed the voluntary maximum, the Fund will not make further payments of the distribution fee with respect to Class B shares, and any CDSCs will be paid to the Fund rather than to the Distributor; however, the Fund will continue to make payments of the account maintenance fees. In certain circumstances the amount payable pursuant to the voluntary maximum may exceed the amount payable under the NASD formula. In such circumstances, payment in excess of the amount payable under the NASD formula will not be made.

The table below sets forth comparative information as of October 31, 1999 with respect to the Class B shares of the Fund, indicating allowable payments that can be made under the NASD maximum sales charge rule and the Distributor’s voluntary maximum. No information is presented for the Class C shares of the Fund because Class C shares are not available for purchase but will be issued only pursuant to the Exchange Privilege to holders of Class C shares of other MLAM-advised mutual funds who elect to exchange Class C shares of such other MLAM-advised mutual funds for Class C shares of the Fund.

	Data Calculated as of October 31, 1999 (in thousands)
	Eligible Gross Sales(1)	Allowable Aggregate Sales Charges(2)	Allowable Interest on Unpaid Balance(3)	Maximum Amount Payable	Amounts Previously Paid to Distributor(4)	Aggregate Unpaid Balance	Annual Distribution Fee at Current Net Asset Level(5)
Under NASD Rule as Adopted	$10,265	$726	$38	$764	$327	$437	$91
Under Distributor’s Voluntary Waiver	$10,265	$642	$50	$692	$327	$365	$91

(1)	Purchase price of all eligible Class B shares sold since February 18, 1997 (commencement of Class B operations) other than shares acquired through dividend reinvestment and the Exchange Privilege.
(2)	Includes amounts attributable to exchanges from Summit Cash Reserves Fund (“Summit”) which are not reflected in Eligible Gross Sales. Shares of Summit can only be purchased by exchange from another fund (the “redeemed fund”). Upon such an exchange, the maximum allowable sales charge payment to the redeemed fund is reduced in accordance with the amount of the redemption. This amount is then added to the maximum allowable sales charge payment with respect to Summit. Upon an exchange out of Summit, the remaining balance of this amount is deducted from the maximum allowable sales charge payment to Summit and added to the maximum allowable sales charge payment to the fund into which the exchange is made.
(3)	Interest is computed on a monthly basis based upon the prime rate, as reported in The Wall Street Journal, plus 1.0%, as permitted under the NASD Rule.
(4)	Consists of CDSC payments, distribution fee payments and accruals. See “The Fund’s Fees and Expenses” in the Prospectus. This figure may include CDSCs that were deferred when a shareholder redeemed shares prior to the expiration of the applicable CDSC period and invested the proceeds, without imposition of a sales charge, in Class A shares in conjunction with the shareholder’s participation in the Merrill Lynch Fund Adviser (Merrill Lynch MFASM) Program (the “MFA Program”). The CDSC is booked as a contingent obligation that may be payable when the shareholder terminates participation in the MFA Program.
(5)	Provided to illustrate the extent to which the current level of distribution fee payments (not including any CDSC payments) is amortizing the unpaid balance. No assurance can be given that payments of the distribution fee will reach either the voluntary maximum or the NASD maximum.

REDEMPTION OF SHARES

Reference is made to “How to Buy, Sell, Transfer and Exchange Shares” in the Prospectus.

The Fund is required to redeem for cash all shares of the Fund upon receipt of a written request in proper form. The redemption price is the net asset value per share next determined after the initial receipt of proper notice of redemption. Except for any CDSC that may be applicable, there will be no charge for redemption if the redemption request is sent directly to the Transfer Agent. Shareholders liquidating their holdings will receive upon redemption all dividends reinvested through the date of redemption.

The right to redeem shares or to receive payment with respect to any redemption may only be suspended for any period during which trading on the New York Stock Exchange (the “NYSE”) is restricted as determined by the Commission or such Exchange is closed (other than customary weekend and holiday closings), for any period during which an emergency exists as defined by the Commission as a result of which disposal of portfolio securities or determination of the net asset value of the Fund is not reasonably practicable, and for such other periods as the Commission may by order permit for the protection of shareholders of the Fund.

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The value of shares at the time of redemption may be more or less than the shareholder’s cost, depending in part on the market value of the securities held by the Fund at such time.

Redemption

A shareholder wishing to redeem shares held with the Transfer Agent may do so without charge by tendering the shares directly to the Transfer Agent at Financial Data Services, Inc., PO Box 45289, Jacksonville, Florida 32232-5289. Redemption requests delivered other than by mail should be delivered to Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484. Proper notice of redemption in the case of shares deposited with the Transfer Agent may be accomplished by a written letter requesting redemption. Proper notice of redemption in the case of shares for which certificates have been issued may be accomplished by a written letter as noted above accompanied by certificates for the shares to be redeemed. Redemption requests should not be sent to the Fund. The redemption request in either event requires the signature(s) of all persons in whose name(s) the shares are registered, signed exactly as such name(s) appear(s) on the Transfer Agent’s register. The signature(s) on the redemption requests must be guaranteed by an “eligible guarantor institution” as such is defined in Rule 17Ad-15 under the Securities Exchange Act of 1934 (the “Exchange Act”), the existence and validity of which may be verified by the Transfer Agent through the use of industry publications. In the event a signature guarantee is required, notarized signatures are not sufficient. In general, signature guarantees are waived on redemptions of less than $50,000 as long as the following requirements are met: (i) all requests require the signature(s) of all persons in whose name(s) shares are recorded on the Transfer Agent’s register; (ii) all checks must be mailed to the address of record on the Transfer Agent’s register; and (iii) the address must not have changed within 30 days. Certain rules may apply regarding certain account types, such as but not limited to UGMA/UTMA accounts, Joint Tenancies With Rights of Survivorship, contra broker transactions, and institutional accounts. In certain instances, the Transfer Agent may require additional documents such as, but not limited to, trust instruments, death certificates, appointments as executor or administrator, or certificates of corporate authority. For shareholders redeeming directly with the Transfer Agent, payments will be mailed within seven days of receipt of a proper notice of redemption.

At various times the Fund may be requested to redeem shares for which it has not yet received good payment (e.g., cash, Federal funds or certified check drawn on a US bank). The Fund may delay or cause to be delayed the mailing of a redemption check until such time as it has assured itself that good payment (e.g., cash, Federal funds or certified check drawn on a US bank) has been collected for the purchase of such Fund shares, which will usually not exceed 10 days.

Repurchase

The Fund will normally accept orders to repurchase shares by wire or telephone from dealers for their customers at the net asset value next computed after receipt of the order by the dealer, provided that the request for repurchase is received by the dealer fifteen minutes prior to the regular close of business on the NYSE on the day received and is received by the Fund from such dealer not later than 30 minutes after the close of business on the NYSE (generally 4:00 p.m., Eastern time), on the same day. Dealers have the responsibility of submitting such repurchase requests to the Fund not later than 30 minutes after the close of business on the NYSE (generally 4:00 p.m., Eastern time), in order to obtain that day’s closing price.

The foregoing repurchase arrangements are for the convenience of shareholders and do not involve a charge by the Fund (other than any applicable CDSC). Securities firms that do not have selected dealer agreements with the Distributor may impose a transaction charge on the shareholder for transmitting the notice of repurchase to the Fund. Merrill Lynch may charge its customers a processing fee (presently $5.35) to confirm a repurchase of shares to such customers. Repurchases made directly through the Fund’s Transfer Agent are not subject to the processing fee. The Fund reserves the right to reject any order for repurchase, which right of rejection might adversely affect shareholders seeking redemption through the repurchase procedure. A shareholder whose order for repurchase is rejected by the Fund, however, may redeem shares as set forth above.

For shareholders submitting their shares for repurchase through listed securities dealers, payment for fractional shares will be made by the Transfer Agent directly to the shareholder and payment for full shares will be made by the securities dealer within seven days of the proper tender of the certificates, if any, and stock power or letter requesting redemption, in each instance with signatures guaranteed as noted in the Prospectus.

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Reinstatement Privilege

Shareholders who have redeemed Class A or Class D shares, including redemption through repurchase by the Fund, have a privilege to reinstate their accounts by purchasing Class A or Class D shares, as the case may be, at the net asset value of such shares without a sales charge up to the dollar amount redeemed. The reinstatement privilege may be exercised as follows. A notice to exercise this privilege along with a check for the amount to be reinstated must be received by the Transfer Agent within 30 days after the date the request for redemption was accepted by the Transfer Agent or the Distributor. Alternatively, the reinstatement privilege may be exercised through the investor’s Merrill Lynch Financial Consultant within 30 days after the date the request for redemption was accepted by the Transfer Agent or Distributor. The reinstatement will be made at the net asset value per share next determined after the notice of reinstatement is received and cannot exceed the amount of the redemption proceeds.

If a shareholder disposes of shares within 90 days of their acquisition and subsequently reacquires shares of the Fund pursuant to the reinstatement privilege, then the shareholder’s tax basis in those shares disposed of will be reduced to the extent the load charge paid to the Fund upon the shareholder’s initial purchase reduces any load charge such shareholder would have been required to pay on the subsequent acquisition in absence of the reinstatement privilege. Instead, such load charge will be treated as an amount paid for the subsequently acquired shares and will be included in the shareholder’s tax basis for such shares.

PRICING OF SHARES

Determination of New Asset Value

Reference is made to “How Shares are Priced” in the Prospectus.

The net asset value of the shares of the Fund is determined once daily by MLAM immediately after the declaration of dividends as of the close of business on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern time) on days that the NYSE is open for business and on any other day on which there is sufficient trading in the Fund’s portfolio securities that net asset value might be materially affected but only if on any such day the Fund is required to sell or redeem shares. The NYSE is not open for business on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Net asset value is computed by dividing the value of the securities held by the Fund plus any cash or other assets minus all liabilities by the total number of shares of the Fund outstanding at such time, rounded to the nearest cent. Expenses, including the investment advisory fee payable to MLAM and any account maintenance and/or distribution fees payable to the Distributor, are accrued daily. The Fund employs Merrill Lynch Securities Pricing Service (“MLSPS”), an affiliate of the Investment Adviser, to provide certain securities prices for the Fund. For the fiscal year ended October 31, 1999, the Fund paid MLSPS $2,225 for securities price quotations to compute the net asset value of the Fund.

The per share net asset value of Class A shares generally will be higher than the per share net asset value of shares of the other classes, reflecting the daily expense accruals of the account maintenance, distribution and higher transfer agency fees applicable with respect to Class B and Class C shares and the daily expense accruals of the account maintenance fees applicable with respect to Class D shares; moreover, the per share net asset value of Class D shares generally will be higher than the per share net asset value of Class B and Class C shares, reflecting the daily expense accruals of the distribution and higher transfer agency fees applicable with respect to Class B and Class C shares. It is expected, however, that the per share net asset value of the classes will tend to converge (although not necessarily meet) immediately after the payment of dividends which will differ by approximately the amount of the expense accrual differentials between the classes.

Portfolio securities that are traded in the over-the-counter market are valued at the last available bid price as obtained from dealers who make a market in the securities. Securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Fund.

22

Computation of Offering Price Per Share

An illustration of the computation of the offering price for Class A, Class B, Class C and Class D shares of the Fund based on the value of the Fund’s net assets and number of shares outstanding on October 31, 1999 is set forth below.

	Class A	Class B	Class C	Class D
Net Assets	$24,018,527	$36,334,313	$3,396,812	$29,157,356

Number of Shares Outstanding	2,557,365	3,868,860	361,940	3,104,926

Net Asset Value Per Share (net assets divided
by number of shares outstanding)	$9.39	$9.39	$9.39	$9.39
Sales Charge (for Class A and Class D shares:
1.00% of offering price; 1.01% of net asset
value per share)*	.39	**	**	.39

Offering Price	$9.78	$9.39	$9.39	$9.78

*	Rounded to the nearest one-hundredth percent; assumes maximum sales charge is applicable
**	Class B and Class C shares are not subject to an initial sales charge but may be subject to a CDSC on redemption of shares. See “Purchase of Shares — Deferred Sales Charge Alternatives — Class B and Class C Shares herein.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Transactions in Portfolio Securities

 Subject to policies established by the Board of Trustees of the Fund, the Investment Adviser is primarily responsible for the execution of the Fund’s portfolio transactions and the allocation of brokerage. The Fund has no obligation to deal with any broker or group of brokers in the execution of transactions in portfolio securities and does not use any particular broker or dealer. In executing transactions with brokers and dealers, the Investment Adviser seeks to obtain the best net results for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm and the firm’s risk in positioning a block of securities. While the Investment Adviser generally seeks reasonably competitive commission rates, the Fund does not necessarily pay the lowest spread or commission available. In addition, consistent with the Conduct Rules of the NASD and policies established by the Board of Directors of the Fund, the Investment Adviser may consider sales of shares of the Fund as a factor in the selection of brokers or dealers to execute portfolio transactions for the Fund; however, whether or not a particular broker or dealer sells shares of the Fund neither qualifies nor disqualifies such broker or dealer to execute transactions for the Fund. Subject to the policy established by the Board of Trustees, the Investment Adviser is primarily responsible for the portfolio decisions of the Fund and the placing of its portfolio transactions. In placing orders, it is the policy of the Fund to obtain the best price and execution for its transactions. Affiliated persons of the Fund, including Merrill Lynch, may serve as its broker in over-the-counter transactions conducted on an agency basis.

For the fiscal years ending October 31, 1999, 1998 and 1997, the Fund did not pay any brokerage commissions to Merrill Lynch.

The obligations in which the Fund invests are traded primarily in the over-the-counter market but may be traded on an exchange. Where possible, the Fund will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. The cost of executing portfolio transactions of the Fund will primarily consist of dealer spreads and underwriting commissions.

Under the Investment Company Act, persons affiliated with the Fund are prohibited from dealing with the Fund as a principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the Securities and Exchange Commission. Since over-the-counter (“OTC”) transactions are usually principal transactions, affiliated persons of the Fund, including Merrill Lynch, may not serve as dealer in connection with transactions with the Fund. Affiliated persons of the Fund may serve as broker for the Fund in

23

OTC transactions conducted on an agency basis. Certain court decisions have raised questions as to the extent to which investment companies should seek exemptions under the Investment Company Act in order to seek to recapture underwriting and dealer spreads from affiliated entities. The Trustees have considered all factors deemed relevant, and have made a determination not to seek such recapture at this time. The Trustees will reconsider this matter from time to time.

In placing orders, it is the policy of the Fund to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm’s general execution and operational facilities, the firm’s risk in positioning the securities involved and the firm’s provision of supplemental investment research (such as economic data and market forecasts). Information so received will be in addition to and not in lieu of the services required to be performed by the Investment Adviser under its Investment Advisory Agreement, and the expenses of the Investment Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. In some cases, the Investment Adviser may use such supplemental research in providing investment advice to its other investment advisory accounts. While the Investment Adviser generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available.

Securities held by the Fund may also be held by or be appropriate investments for other funds for which the Investment Adviser or its affiliates act as an adviser or by investment advisory clients of the Investment Adviser. Because of different objectives or other factors, a particular security may be bought for one or more clients when one or more clients are selling the same security. If purchases or sales of securities for the Fund or other funds for which they act as investment adviser or for their advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Investment Adviser or its affiliates during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

PORTFOLIO TURNOVER

The Investment Adviser effects portfolio transactions without regard to holding period if, in its judgment, such transactions are advisable in light of a change in circumstances in general market, economic or financial conditions. As a result of its investment policies, the Fund may engage in a substantial number of portfolio transactions. The portfolio turnover rate is calculated by dividing the lesser of the Fund’s annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spread and brokerage commissions, which are borne directly by the Fund, and may increase the percentage of the Fund’s distributions which are taxable to shareholders as ordinary income.

SHAREHOLDER SERVICES

The Fund offers a number of shareholder services and investment plans described below that are designed to facilitate investment in shares of the Fund. Full details as to each of such services and copies of the various plans described below can be obtained from the Fund, by calling the telephone number on the cover page hereof, or from the Distributor or Merrill Lynch. Certain of these services are available only to US investors and certain of these services are not available to investors who place orders through the Merrill Lynch BlueprintSM Program.

Investment Account

Each shareholder whose account is maintained at the Transfer Agent has an Investment Account and will receive statements at least quarterly, from the Transfer Agent. These statements will serve as transaction confirmations for automatic investment purchases and the reinvestment of dividends. The statements will also show any other activity in the account since the preceding statement. Shareholders will receive separate transaction confirmations for each purchase or sale transaction other than automatic investment purchases and the reinvestment of dividends. A shareholder may make additions to his Investment Account at any time by mailing a check directly to the Fund’s Transfer Agent.

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Share certificates are issued only for full shares and only upon the specific request of the shareholder. Issuance of certificates representing all or only part of the full shares in an Investment Account may be requested by a shareholder directly from the Fund’s Transfer Agent.

Shareholders considering transferring their Class A shares from Merrill Lynch to another brokerage firm or financial institution should be aware that, if the firm to which the Class A or Class D shares are to be transferred will not take delivery of shares of the Fund, a shareholder either must redeem the Class A or Class D shares (paying any applicable CDSC) so that the cash proceeds can be transferred to the account at the new firm or such shareholder must continue to maintain an Investment Account at the Transfer Agent for those Class A or Class D shares. Shareholders interested in transferring their Class B or Class C shares from Merrill Lynch and who do not wish to have an Investment Account maintained for such shares at the transfer agent may request their new brokerage firm to maintain such shares in an account registered in the name of the brokerage firm for the benefit of the shareholder at the transfer agent. If the new brokerage firm is willing to accommodate the shareholder in this manner, the shareholder must request that he or she be issued certificates for his shares, and then must turn the certificates over to the new firm for re-registration as described in the preceding sentence. Shareholders considering transferring a tax-deferred retirement account such as an individual retirement account from Merrill Lynch to another brokerage firm or financial institution should be aware that, if the firm to which the retirement account is to be transferred will not take delivery of shares of the Fund, a shareholder must either redeem the shares (paying any applicable CDSC) so that the cash proceeds can be transferred to the account at the new firm, or such shareholder must continue to maintain a retirement account with Merrill Lynch for those shares.

Fee-Based Programs

Certain Merrill Lynch fee-based programs, including pricing alternatives for securities transactions (each referred to in this paragraph as a “Program”), may permit the purchase of Class A shares at net asset value. Under specified circumstances, participants in certain Programs may deposit other classes of shares which will be exchanged for Class A shares. Initial or deferred sales charges otherwise due in connection with such exchanges may be waived or modified, as may the Conversion Period applicable to the deposited shares. Termination of participation in a Program may result in the redemption of shares held therein or the automatic exchange thereof to another class at net asset value, which may be shares of a money market fund. In addition, upon termination of participation in a Program, shares that have been held for less than specified periods within such Program may be subject to a fee based upon the current value of such shares. These Programs also generally prohibit such shares from being transferred to another account at Merrill Lynch, to another broker-dealer or to the Transfer Agent. Except in limited circumstances (which may also involve an exchange as described above), such shares must be redeemed and another class of shares purchased (which may involve the imposition of initial or deferred sales charges and distribution and account maintenance fees) in order for the investment not to be subject to Program fees. Additional information regarding a specific Program (including charges and limitations on transferability applicable to shares that may be held in such Program) is available in such Program’s client agreement and from the Transfer Agent at 1-800-MER-FUND (1-800-637-3863).

Retirement and Education Savings Plans

Self-directed individual retirement accounts and other retirement and education savings plans are available from Merrill Lynch. Under these plans, investments may be made in the Fund and certain of the other mutual funds sponsored by Merrill Lynch as well as in other securities. Merrill Lynch may charge an initial establishment fee and an annual custodial fee for each account. Information with respect to these plans is available upon request from Merrill Lynch.

Dividends received in each of the plans referred to above are exempt from Federal taxation until distributed from the plans. Different tax rules apply to Roth IRA plans and education savings plans. Investors considering participation in any retirement or education savings plan should review specific tax laws relating thereto and should consult their attorneys or tax advisers with respect to the establishment and maintenance of any such plan.

Any Retirement Plan which does not meet the qualifications to purchase Class A or Class D shares at net asset value may purchase Class B shares with a waiver of the CDSC upon redemption if the following qualifications are met. The CDSC is waived for any Eligible 401(k) Plan redeeming Class B shares and is also waived for Class B redemptions from a 401(a) plan qualified under the Code, provided that each such plan has

25

the same or an affiliated sponsoring employer as an Eligible 401(k) Plan purchasing Class B shares (“Eligible 401(a) Plan”). Other tax qualified retirement plans within the meaning of Section 401(a) and 403(b) of the Code which are provided specialized services (e.g., plans whose participants may direct on a daily basis their plan allocations among a menu of investments) by independent administration firms contracted through Merrill Lynch may also purchase Class B shares with a waiver of the CDSC. The CDSC is also waived for any Class B shares which are purchased by an Eligible 401(k) Plan or Eligible 401(a) Plan and are rolled over into a Merrill Lynch or Merrill Lynch Trust Company custodied IRA and held in such account at the time of redemption. The Class B CDSC is also waived for shares purchased by a Merrill Lynch rollover IRA that was funded by a rollover from a terminated 401(k) plan managed by the MLAM Private Portfolio Group and held in such account at the time of redemption. The minimum initial and subsequent purchase requirements are waived in connection with all the above-referenced Retirement Plans.

Exchange Privilege

US shareholders of each class of shares of the Fund have an exchange privilege with certain other Select Pricing Funds and Summit Cash Reserves Fund (“Summit”), a series of Financial Institutions Series Trust, which is a Merrill Lynch-sponsored money market mutual fund specifically designated for exchange by holders of Class A, Class B, Class C and Class D shares of Select Pricing Funds. Shares with a net asset value of at least $100 are required to qualify for the exchange privilege and any shares utilized in an exchange must have been held by the shareholder for at least 15 days. Before effecting an exchange, shareholders should obtain a currently effective prospectus of the fund into which the exchange is to be made. Exercise of the exchange privilege is treated as a sale of the exchanged shares and a purchase of the acquired shares for Federal income tax purposes.

Exchanges of Class A and Class D Shares. Class A shareholders may exchange Class A shares of the Fund for Class A shares of a second Select Pricing Fund if the shareholder holds any Class A shares of the second fund in the account in which the exchange is made at the time of the exchange or is otherwise eligible to purchase Class A shares of the second fund. If the Class A shareholder want to exchange Class A shares for shares of a second Select Pricing Fund, but does not hold Class A shares of the second fund in his or her account at the time of the exchange and is not otherwise eligible to acquire Class A shares of the second fund, the shareholder will receive Class D shares of the second fund as a result of the exchange. Class D shares also may be exchanged for Class A shares of a second Select Pricing Fund at any time as long as, at the time of the exchange, the shareholder holds Class A shares of the second fund in the account in which the exchange is made or is otherwise eligible to purchase Class A shares of the second fund. Class D shares are exchangeable with shares of the same class of other Select Pricing Funds.

Exchanges of Class A and Class D shares outstanding (“outstanding Class A or Class D shares”) for Class A or Class D shares of other Select Pricing Funds or Class A shares of Summit (“new Class A or Class D shares”) are transacted on the basis of relative net asset value per Class A or Class D share, respectively, plus an amount equal to the difference, if any, between the sales charge previously paid on the outstanding Class A and Class D shares. With respect to outstanding Class A or Class D shares as to which previous exchanges have taken place, the “sales charge previously paid” shall include the aggregate of the sales charges paid with respect to such Class A or Class D shares in the initial purchase and any subsequent exchange. Class A or Class D shares issued pursuant to dividend reinvestment are sold on a no-load basis in each of the funds offering Class A or Class D shares. For purposes of the exchange privilege, Class A or Class D shares acquired through dividend reinvestment shall be deemed to have been sold with a sales charge equal to the sales charge previously paid on the Class A or Class D shares on which the dividend was paid. Based on this formula, Class A and Class D shares generally may be exchanged into the Class A or Class D shares, respectively, of the other funds with a reduced shares charge or without a sales charge.

Exchanges of Class B and Class C Shares. Certain Select Pricing Funds with Class B or Class C shares outstanding (“outstanding Class B or Class C shares”) offer to exchange their Class B or Class C shares for Class B or Class C shares, respectively, of certain other Select Pricing Funds or for Class B shares of Summit (“new Class B or Class C shares”) on the basis of relative net asset value per Class B or Class C share, without the payment of any CDSC that might otherwise be due on redemption of the outstanding shares. Class B shareholders of the Fund exercising the exchange privilege will continue to be subject to the Fund’s CDSC schedule if such schedule is higher than the CDSC schedule relating to the new Class B shares acquired through use of the exchange privilege. In addition, Class B shares of the Fund acquired through use of the exchange

26

privilege will be subject to the Fund’s CDSC schedule if such schedule is higher than the CDSC schedule relating to the Class B shares of the fund from which the exchange has been made. For purposes of computing the CDSC that may be payable on a disposition of the new Class B or Class C shares, the holding period for the outstanding Class B or Class C shares is “tacked” to the holding period of the new Class B or Class C shares. For example, an investor may exchange Class B shares of the Fund for those of Merrill Lynch Special Value Fund, Inc. (“Special Value Fund”) after having held the Fund’s Class B shares for two and a half years. The 2% CDSC that generally would apply to a redemption would not apply to the exchange. Three years later the investor may decide to redeem the Class B shares of Special Value Fund and receive cash. There will be no CDSC due on this redemption, since by “tacking” the two and a half year holding period of Fund Class B shares to the three-year holding period for the Special Value Fund Class B shares, the investor will be deemed to have held the Special Value Fund Class B shares for more than five years.

Exchanges for Shares of a Money Market Fund. Class A and Class D shares are exchangeable for Class A shares of Summit and Class B and Class C shares are exchangeable for Class B shares of Summit. Class A shares of Summit have an exchange privilege back into Class A or Class D shares of Select Pricing Funds; Class B shares of Summit have an exchange privilege back into Class B or Class C shares of Select Pricing Funds and, in the event of such an exchange, the period of time that Class B shares of Summit are held will count toward satisfaction of the holding period requirement for purposes of reducing any CDSC and toward satisfaction of any Conversion Period with respect to Class B shares. Class B shares of Summit will be subject to a distribution fee at an annual rate of 0.75% of average daily net assets and such Class B shares. This exchange privilege does not apply with respect to certain Merrill Lynch fee-based programs for which alternative exchange arrangements may exist. Please see your Merrill Lynch Financial Consultant for further information.

Prior to October 12, 1998, exchanges from the Fund and other Select Pricing Funds into a money market Fund were directed to certain Merrill Lynch-sponsored money market funds other than Summit. Shareholders who exchanged Select Pricing Funds shares for shares of such other money market funds and subsequently wish to exchange those money market fund shares for shares of the Fund will be subject to the CDSC schedule applicable to such Fund shares, if any. The holding period for those money market fund shares will not count toward satisfaction of the holding period requirement for reduction of the CDSC imposed on such shares, if any, and, with respect to Class B shares, toward satisfaction of the Conversion Period. However, the holding period for Class B or Class C shares received in exchange for such money market fund shares will be aggregated with the holding period for the original Select Pricing Fund shares for purposes of reducing the CDSC or satisfying the Conversion Period. However, the holding period for Class B or Class C shares of the Fund received in exchange for such money market fund shares will be aggregated with the holding period for the fund shares originally exchanged for such money market fund shares for purposes of reducing the CDSC or satisfying the conversion period.

Exchanges by Participants in the MFA Program. The exchange privilege is modified with respect to purchases of Class A and Class D shares by non-retirement plan investors under the MFA Program. First, the initial allocation of assets is made under the MFA Program. Then, any subsequent exchange under the MFA Program of Class A or Class D shares of a Select Pricing Fund for Class A or Class D shares of the Fund will be made solely on the basis of the relative net asset values of the shares being exchanged. Therefore, there will not be a charge for any difference between the sales charge previously paid on the shares of the other Select Pricing Fund and the sales charge payable on the shares of the Fund being acquired in the exchange under the MFA Program.

Exercise of the Exchange Privilege. To exercise the exchange privilege, a shareholder should contact his or her Merrill Lynch Financial Consultant, who will advise the Fund of the exchange. Shareholders of the Fund, and shareholders of the other Select Pricing Funds with shares for which certificates have not been issued, may exercise the exchange privilege by wire through their securities dealers. The Fund reserves the right to require a properly completed Exchange Application. This exchange privilege may be modified or terminated in accordance with the rules of the Commission. The Fund reserves the right to limit the number of times an investor may exercise the exchange privilege. Certain funds may suspend the continuous offering of their shares to the general public at any time and may thereafter resume such offering from time to time. The exchange privilege is available only to US shareholders in states where the exchange legally is made. It is contemplated that the exchange privilege may be applicable to other new mutual funds whose shares may be distributed by the Distributor.

27

Automatic Investment Plans

A shareholder may make additions to an Investment Account at any time by purchasing Class A shares (if he or she is an eligible Class A investor as described in the Prospectus) or Class B or Class D shares at the applicable public offering price either through the shareholder’s securities dealer or by mail directly to the Fund’s Transfer Agent, acting as agent for such securities dealer. Voluntary accumulation also can be made through a service known as the Fund’s Automatic Investment Plan whereby the Fund is authorized through pre-authorized checks or automated clearing house debits of $50 or more to charge the regular bank account of the shareholder on a regular basis to provide systematic additions to the Investment Account of such shareholder. An investor whose shares of the Fund are held within a CMA® or CBA® account may arrange to have periodic investments made in the Fund in amounts of $100 or more ($1 for retirement accounts) through the CMA®/CBA® Automated Investment Program.

Automatic Dividend Reinvestment Plan

Unless specific instructions to the contrary are given as to the method of payment, dividends will be reinvested automatically in additional shares of the Fund. Such reinvestment will be at the net asset value of shares of the Fund as of the close of business on the monthly payment date of the dividend. Shareholders may elect in writing to receive either their dividends, in cash, in which event payment will be mailed or direct deposited on or about the payment date. No CDSC will be imposed on redemptions of shares issued as a result of the automatic reinvestment of dividends.

Shareholders may, at any time, notify Merrill Lynch in writing if the shareholder’s account is maintained with Merrill Lynch or notify the Transfer Agent, if the shareholders’ account is maintained with the Transfer Agent, in writing or by telephone (1-800-MER-FUND) that they no longer wish to have their dividends reinvested in shares of the Fund or vice versa, and commencing ten days after receipt by the transfer agent of such notice, those instructions will be effected. The Fund is not responsible for any failure of delivery to the shareholder’s address of record and no interest will accrue on amounts represented by uncashed dividend checks.

Systematic Withdrawal Plan

A shareholder of the Fund may elect to receive systematic withdrawal payments from an Investment Account of Class A, Class B, Class C or Class D shares in the form of payments by check or through automatic payment by direct deposit to his bank account on either a monthly or quarterly basis as provided below. Quarterly withdrawals are available for shareholders who have acquired shares of the Fund having a value, based upon the current net asset value, of $5,000 or more, and monthly withdrawals are available for shareholders with shares having a value of $10,000 or more.

At the time of each withdrawal payment, sufficient shares are redeemed from those on deposit in the shareholder’s account to provide the withdrawal payment specified by the shareholder. The shareholder may specify either the dollar amount and class of shares to be redeemed. Redemptions will be made at net asset value as determined once by MLAM immediately after the declaration of dividends as of 15 minutes after the close of business on the NYSE (generally 4:00 p.m., Eastern time) on the 24th day of each month or the 24th day of the last month of each quarter, whichever is applicable. If the NYSE is not open for business on such date, the shares will be redeemed at the close of business on the following business day. The check for the withdrawal payment will be mailed or the direct deposit for withdrawal payment will be made on the next business day following redemption. When a shareholder is making systematic withdrawals, dividends on all shares in the Investment Account are reinvested automatically in shares of the Fund. A shareholder’s Systematic Withdrawal Plan may be terminated at any time, without charge or penalty, by the shareholder, the Fund, the Transfer Agent or the Distributor.

Withdrawal payments should not be considered as dividends, yields or income. Each withdrawal is a taxable event. If periodic withdrawals continuously exceed reinvested dividends, the shareholder’s original investment may be correspondingly reduced. Purchases of additional shares concurrent with withdrawals are ordinarily disadvantageous to the shareholder because of sales charges and tax liabilities. The Fund will not knowingly accept purchase orders for shares of the Fund from investors who maintain a Systematic Withdrawal Plan unless such purchase is equal to at least one year’s scheduled withdrawals or $1,200, whichever is greater. Periodic

28

investments may not be made into an Investment Account from which the shareholder has elected to make systematic withdrawals.

Alternatively, a shareholder whose shares are held within a CMA® or CBA® may elect to have shares redeemed on a monthly, bimonthly, quarterly, semiannual or annual basis through the CMA®/CBA® Systematic Redemption Program. The minimum fixed dollar amount redeemable is $50. The proceeds of systematic redemptions will be posted to the shareholder’s account five business days after the date the shares are redeemed. All redemptions are made at net asset value. A shareholder may elect to have his or her shares redeemed on the first, second, third or fourth Monday of each month, in the case of monthly redemptions, or of every other month, in the case of bimonthly redemptions. For quarterly, semiannual or annual redemptions, the shareholder may select the month in which the shares are to be redeemed and may designate whether the redemption is to be made on the first, second, third or fourth Monday of the month. If the Monday selected is not a business day, the redemption will be processed at net asset value on the next business day. The CMA®/CBA® Systematic Redemption Program is not available if Fund shares are being purchased within the account pursuant to the Automatic Investment Program. For more information on the CMA®/CBA® Systematic Redemption Program, eligible shareholders should contact their Merrill Lynch Financial Consultant.

With respect to redemptions of Class B and Class C shares pursuant to a systematic withdrawal plan, the maximum number of Class B or Class C shares that can be redeemed from an account annually shall not exceed 10% of the value of shares of such class in that account at the time the election to join the systematic withdrawal plan was made. Any CDSC that otherwise might be due on such redemption of Class B or Class C shares will be waived. Shares redeemed pursuant to a systematic withdrawal plan will be redeemed in the same order as Class B or Class C shares are otherwise redeemed. See “Purchase of Shares — Deferred Sales Charge Alternatives — Class B and Class C Shares — Contingent Deferred Sales Charges — Class B Shares” and “ — Contingent Deferred Sales Charges — Class C Shares.” Where the systematic withdrawal plan is applied to Class B shares, upon conversion of the last Class B shares in an account to Class D shares, the systematic withdrawal plan will automatically be applied thereafter to Class D shares. If an investor wishes to change the amount being withdrawn in a systematic withdrawal plan the investor should contact his or her Financial Consultant.

DIVIDENDS AND TAXES

Dividends

 It is the Fund’s intention to distribute substantially all of the net investment income of the Fund, if any. The net investment income of the Fund is declared as dividends daily immediately prior to the determination of the net asset value of the Fund on that day and reinvested monthly in additional full and fractional shares of the Fund at net asset value unless the shareholder elects to receive such dividends in cash. The net investment income of the Fund for dividend purposes consists of interest and dividends earned on portfolio securities, less expenses, in each case computed since the most recent determination of net asset value. Expenses of the Fund, including the advisory fee and any account maintenance and/or distribution fees (if applicable), are accrued daily. Shares will accrue dividends as long as they are issued and outstanding. From time to time, the Fund may declare a special dividend at or about the end of the calendar year in order to comply with Federal tax requirements that certain percentages of its ordinary income and capital gains be distributed during the year. If in any fiscal year, the Fund has net income from certain foreign currency transactions, such income will be distributed at least annually.

See “Shareholder Services — Automatic Dividend Reinvestment Plan” for information concerning the manner in which dividends may be reinvested automatically in shares of the Fund. A shareholder whose account is maintained at the Transfer Agent or whose account is maintained through Merrill Lynch may elect in writing to receive any such dividends in cash. Dividends are taxable to shareholders, as discussed below, whether they are reinvested in shares of the Fund or received in cash. The per share dividends on Class B and Class C shares will be lower than the per share dividends on Class A and Class D shares as a result of the account maintenance, distribution and higher transfer agency fees applicable with respect to the Class B and Class C shares; similarly, the per share dividends on Class D shares will be lower than the per share dividends on Class A shares as a result of the account maintenance fees applicable with respect to the Class D shares. See “Pricing of Shares — Determination of Net Asset Value.”

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Taxes

The Fund intends to continue to qualify for the special tax treatment afforded regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, in any fiscal year with respect to which the Fund distributes at least 90% of its investment company taxable income (which includes, among other items, dividends and interest but excludes net long-term capital gains in excess of net short-term capital losses), the Fund (but not its shareholders) generally will be relieved of Federal income tax on the part of its net ordinary income and net realized capital gains (net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from prior years, if any) which it distributes to Class A, Class B, Class C and Class D shareholders. The Fund intends to distribute substantially all of such income. To the extent the Fund retains its net capital gains for investment, it will be subject under current tax rates to a federal income tax at a maximum effective rate of 35% on the amount retained.

The Code imposes a 4% nondeductible excise tax on a regulated investment company, such as the Fund, if it does not distribute to its shareholders during the calendar year an amount equal to the sum of (1) 98 percent of the Fund’s investment company income, with certain adjustments, for such calendar year, (2) 98 percent of the Fund’s capital gain net income for the one-year period ending on October 31, of such calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. While the Fund intends to distribute its income and capital gains in the manner necessary to avoid imposition of the 4% excise tax, there can be no assurance that sufficient amounts of the Fund’s taxable income and capital gains will be distributed to avoid entirely the imposition of the tax. The excise tax is imposed on the amount by which the regulated investment company does not meet the foregoing distribution requirements.

 If in any taxable year the Fund fails to qualify as a RIC under the Code, the Fund will be taxed in the same manner as an ordinary corporation, and any ordinary income or capital gains dividends paid to its shareholders will not be deductible by the Fund in computing its taxable income. In addition, in the event of failure to qualify, the Fund’s dividends, to the extent derived from the Fund’s current or accumulated earnings and profits, will constitute dividends (eligible for the corporate dividends-received deduction, subject to certain requirements) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders’ hands as long-term capital gains.

If the Fund fails to qualify as a RIC for any year, it generally must pay out its earnings and profits accumulated in that year less an interest charge to the US Treasury on 50% of such earnings and profits before it can again qualify as a regulated investment company.

Dividends paid by the Fund from its ordinary income or from an excess of net short-term capital gains over net long-term capital losses (together referred to hereafter as “ordinary income dividends”) are taxable to shareholders as ordinary income. Dividends will be taxable to shareholders as ordinary income or capital gains, whether received in cash or reinvested in additional shares of the Fund. Financial Data Services, Inc., the Fund’s transfer agent, will send each shareholder a monthly dividend statement which will include the amount of dividends paid and identify whether such dividend represent ordinary income or capital gains. Dividends paid from an excess of net long-term capital gains over net short-term capital losses (“capital gain dividends”) are taxable to shareholders as long-term capital gains, regardless of the length of time the shareholders has owned Fund shares. Dividends in excess of the Fund’s earnings and profits will first reduce the adjusted tax basis of a holder’s shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming the shares are held as a capital asset). Although the Fund may invest in certain municipal securities, it is not anticipated that any portion of the dividends paid by the Fund will qualify for tax-exempt treatment to shareholders.

Generally, dividends paid by the Fund are treated as received in the taxable year in which such distribution is made; however, any dividend declared by the Fund in October, November or December of any calendar year, payable to shareholders or recorded on specified date in such a month and actually paid during January of the following year, will be treated as received on December 31 of the year in which declared.

A shareholder will realize gain or loss on the sale or exchange of shares of the Fund in an amount equal to the difference between the shareholder’s adjusted basis in the shares sold or exchanged and the amount realized on their disposition. Generally, gain recognized by a shareholder on the sale of shares held for more than one

30

year will be taxable as long-term capital gain. If a shareholder holds shares primarily for sale to customers in the ordinary course of business rather than for investment, any gain recognized on the sale of those shares would be taxable as ordinary income. Any loss recognized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss recognized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gains dividends received or treated as having been received by the shareholder with respect to such shares. Shareholders who acquire shares on multiple dates should consult their tax advisers to determine how to allocate the cost of stock for basis purposes.

The maximum tax rates applicable to net capital gains recognized by individuals and other non-corporate taxpayers are (i) the same as ordinary income rates for capital assets held for one year or less and (ii) 20% for capital assets held for more than one year. Shareholders should consult their own tax advisers regarding the availability and effect of a certain tax election to mark-to-market shares of the Fund held on January 1, 2001. Capital gains or losses recognized by corporate shareholders are subject to tax at the ordinary income tax rates applicable to corporations. The capital gains rates described above apply to distributions of capital gain dividends by regulated investment companies (“RICs”) such as the Fund as well as to sales and exchanges of shares in RICs such as the Fund. With respect to capital losses recognized on dispositions of Fund shares held six months or less where such losses are treated as long-term capital losses to the extent of prior capital gain dividends received on such shares, it is unclear how such capital losses offset the capital gains referred to above. Shareholders should consult their own tax advisers as to the application of the capital gains rates to their particular circumstances.

No gain or loss will be recognized by Class B shareholders on the conversion of their Class B shares for Class D shares. A shareholder’s basis in the Class D shares acquired will be the same as such shareholder’s basis in the Class B shares converted, and the holding period of the acquired Class D shares will include the holding period of the converted Class B shares.

Only dividends paid by the Fund which are attributable to dividends received by the Fund will qualify for the 70% dividends-received deduction for corporations. In addition, corporate shareholders must have held their shares in the Fund for more than 45 days to qualify for the deduction on dividends paid by the Fund. Because most of the Fund’s income will be interest income, rather than dividends on common or preferred stock, it is unlikely that any substantial proportion of its dividends will be eligible for the dividends-received deduction available for corporations under the Code.

Ordinary income dividends paid to shareholders who are nonresident aliens, trusts, estates, partnerships or corporations will be subject to a 30% United States withholding tax under existing provisions of the Code unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Nonresident shareholders are urged to consult their own tax advisors concerning the applicability of the United States withholding tax.

Some shareholders may be subject to a 31% withholding tax on reportable dividends and redemption payments (“backup withholding”). Generally, shareholders subject to backup withholding will be those for whom a certified taxpayer identification number is not on file with the Fund or who, to the Fund’s knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalties of perjury that such number is correct and that he is not otherwise subject to backup withholding. Any amounts withheld may be credited against the shareholder’s US federal income tax liability.

The US Internal Revenue Service has issued Treasury Regulations (“Regulations”), generally effective for payments made after December 31, 1998, concerning the withholding of tax and reporting for certain amounts paid to nonresident aliens and foreign corporations. Among other things, these Regulations may require shareholders that are not United States persons within the meaning of the Code to furnish new certification of their foreign status after December 31, 1998. Shareholders should consult their own tax advisers concerning the applicability and effect of such Regulations on an investment in shares of the Fund.

Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

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In the event the Fund retains any net capital gains, it may designate such retained amounts as undistributed capital gains in a notice to its shareholders. In the event such a designation is made, shareholders subject to US tax would include in income, as long-term capital gains, their proportionate share of such undistributed amounts, but would be allowed a credit or refund, as the case may be, for their proportionate share of the 35% tax paid by the Fund. If the designation is made, for US federal income tax purposes, the tax basis of shares owned by a shareholder would be increased by an amount equal to the difference between (i) the amount included in such shareholder’s income as long-term capital gains and (ii) such shareholder’s proportionate share of the 35% tax paid by the Fund.

At October 31, 1999, the Fund had a net capital loss carry-forward of approximately $10,715,000 ($3,224,000 expires in 2002, $1,996,000 expires in 2003, $977,000 expires in 2004, $878,000 expires in 2005 and $3,640,000 expires in 2007), which will be available to offset like amounts of any future taxable gains.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Regulations presently in effect. For the complete provisions, reference should be made to the pertinent sections of the Code and the Regulations promulgated thereunder. The Code and Regulations are subject to change by legislative, judicial or administrative action either prospectively or retroactively.

Shareholders are advised to consult their own tax advisers with respect to the application to their own circumstances of the above-described general taxation rules and with respect to the federal, state, local or foreign tax consequences to them of an investment in shares of the Fund.

PERFORMANCE DATA

From time to time the Fund may include its average annual total return and other total return data, as well as yield, in advertisements or information furnished to present or prospective shareholders. Total return and yield figures are based on the Fund’s historical performance and are not intended to indicate future performance. Average annual total return and yield are determined separately for Class A, Class B, Class C and Class D shares in accordance with formulas specified by the SEC and take into account the maximum applicable sales charge.

Average annual total return quotations for the specified periods are computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return is computed assuming all dividends and distributions are reinvested and taking into account all applicable recurring and nonrecurring expenses, including the maximum sales charge in the case of Class A and Class D shares and the CDSC that would be applicable to a complete redemption of the investment at the end of the specified period as in the case of Class B and Class C shares.

Dividends paid by the Fund with respect to all shares, to the extent any dividends are paid, will be calculated in the same manner at the same time on the same day and will be in the same amount, except that account maintenance fees and distribution charges and any incremental transfer agency costs relating to each class of shares will be borne exclusively by that class. The Fund will include performance data for all classes of shares in any advertisement or information including performance data of the Fund.

The Fund also may quote annual, average annual and annualized total return and aggregate total return performance data, both as a percentage and as a dollar amount based on a hypothetical $1,000 investment, for various periods other than those noted below. Such data will be computed as described above, except that (1) the rates of return calculated will not be average annual rates, but rather, actual annual, annualized or aggregate rate of return and (2) the maximum applicable sales charge will not be included with respect to annual or annualized rates of return calculations. Aside from the impact on the performance data calculations of including or excluding the maximum applicable sales charge, actual annual or annualized total return data generally will be lower than average annual total return data since the average rates of return reflect compounding of return; aggregate total return data generally will be higher than average annual total return data since the aggregate rates of return reflect compounding over a longer period of time. In advertisements distributed to investors whose purchases are subject to waiver of the CDSC in the case of Class B and Class C shares (such as investors in certain retirement plans) or to reduced sales charges in the case of Class A and Class D shares, performance data may take into account the reduced, and not the maximum, sales charge or may not take into account the contingent deferred sales charges and therefore may reflect greater total return since, due to the reduced sales charges or waiver of the

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CDSC, a lower amount of expenses is deducted. The Fund’s total return may be expressed either as a percentage or as a dollar amount in order to illustrate such total return on a hypothetical investment in the Fund at the beginning of each specified period.

Yield quotations will be computed based on a 30-day period by dividing (a) the net income based on the yield to maturity of each security earned during the period by (b) the average daily number of shares outstanding during the period that were entitled to receive dividends multiplied by the maximum offering price per share on the last day of the period. The yield for the 30-day period ended October 31, 1999 was: 5.66% for Class A shares, 5.23% for Class B shares, 5.48% for Class C shares and 5.58% for Class D shares.

In connection with its reorganization at the close of business on February 14, 1997, the Fund changed its investment objective from investing only in assets which would permit shares of the Fund to qualify both as “liquid assets” under the regulations of the Office of Thrift Supervision and as an investment permitted by the regulations of the National Credit Union Association to seeking the highest possible current income consistent with the protection of capital afforded by investing in intermediate-term debt securities issued or guaranteed by the US Government, its agencies or instrumentalities with a maximum maturity not to exceed fifteen years and, under normal market conditions, a dollar-weighted average maturity of six to eight years. For the period from the commencement of the Fund’s operations through its reorganization at the close of business on February 14, 1997, the portfolio of the Fund has consisted primarily of securities issued by the US government and its agencies and instrumentalities. The average maturity of the Fund’s portfolio during this period (generally ranging from two to five years) has been somewhat shorter than the average maturity of the Fund of six to eight years following the change in its investment objective upon its reorganization. As a result, financial information for operations of the Fund prior to its reorganization may not be indicative of its performance following its reorganization.

Total return and yield figures are based on the Fund’s historical performance and are not intended to indicate future performance. The Fund’s total return and yield will vary depending on market conditions, the securities held by the Fund, the Fund’s operating expenses and the amount of realized and unrealized net capital gains or losses during the period. The value of an investment in the Fund will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost.

Set forth below is total return information relating to the periods prior and subsequent to the reorganization of the Fund. In connection with its reorganization at the close of business on February 14, 1997, the Fund changed its investment objective from investing only in assets which would permit shares of the Fund to qualify both as “liquid assets” under the regulations of the Office of Thrift Supervision and as an investment permitted by the regulations of the National Credit Union Association to seeking the highest possible current income consistent with the protection of capital afforded by investing in intermediate-term debt securities issued or guaranteed by the US Government, its agencies or instrumentalities with a maximum maturity not to exceed fifteen years and, under normal market conditions, a dollar-weighted average maturity of six to eight years. For the period from the commencement of the Fund’s operations through its reorganization at the close of business on February 14, 1997, the portfolio of the Fund consisted primarily of securities issued by the US government and its agencies and instrumentalities. The average maturity of the Fund’s portfolio during this period (generally ranging from two to five years) has been somewhat shorter than the average maturity of the Fund of six to eight years following the change in its investment objective upon its reorganization. As a result, the financial information in the table below for operations of the Fund prior to its reorganization may not be indicative of its performance following its reorganization.

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Prior to the Reorganization on February 14, 1997	Expressed as a percentage based on a hypothetical $1,000 investment		Redeemable Value of a hypothetical $1,000 investment at the end of the period
Period	Average Annual Total Return
One Year Ended October 31, 1996	4.87%		$1,048.70
1995	9.00%		$1,090.00
1994	(1.54%)		$ 984.60
1993	8.07%		$1,080.70
1992	9.66%		$1,096.60
1991	12.6	2%	$1,126.20
1990	7.75%		$1,077.50
1989	9.12%		$1,091.20
1988	7.29%		$1,072.90
Inception (November 6, 1986) to October 31, 1987	3.18%		$1,031.80

	Class A Shares
Period	Expressed as a percentage based on a hypothetical $1,000 investment		Redeemable Value of a hypothetical $1,000 investment at the end of the period
	Average Annual Total Return (including maximum applicable sales charges)
One Year Ended October 31, 1999	(2.72%)		$ 972.80
Inception (February 18, 1997) to October 31, 1999	4.51%		$1,126.40
	Annual Total Return (excluding maximum applicable sales charges)

Year Ended October 31,
1999	(1.74%)		$ 982.60
1998	10.23%		$1,102.30
Inception (February 18, 1997) to October 31, 1997	5.04%		$1,050.40
	Aggregate Total Return (including maximum applicable sales charges)
Inception (February 18, 1997) to October 31, 1999	12.64%		$1,126.40
	Yield
30 Days Ended October 31, 1999	5.66%

	Class B Shares
Period	Expressed as a percentage based on a hypothetical $1,000 investment		Redeemable Value of a hypothetical $1,000 investment at the end of the period
	Average Annual Total Return (including maximum applicable sales charges)
One Year Ended October 31, 1999	(3.16%)		$ 968.40
Inception (February 18, 1997) to October 31, 1999	4.42%		$1,123.90
	Annual Total Return (excluding maximum applicable sales charges)

Year Ended October 31,
1999	(2.24%)		$ 977.60
1998	9.68%		$1,096.80
Inception (February 18, 1997) to October 31, 1997	4.81%		$1,048.10
	Aggregate l Total Return (including maximum applicable sales charges)

Inception (February 18, 1997) to October 31, 1999	12.39%		$1,123.90
	Yield
30 Days Ended October 31, 1999	5.23	%

34

	Class C Shares
Period	Expressed as a percentage based on a hypothetical $1,000 investment		Redeemable Value of a hypothetical $1,000 investment at the end of the period
	Average Annual Total Return (including maximum applicable sales charges)

One Year Ended October 31, 1999	(2.92%)		$ 970.80
Inception (February 18, 1997) to October 31, 1999	4.56%		$1,127.90
	Annual Total Return (excluding maximum applicable sales charges)

Year Ended October 31,
1999	(2.00%)		$ 980.00
1998	10.05%		$1,100.50
Inception (February 18, 1997) to October 31, 1997	4.57%		$1,045.70
	Aggregate Total Return (including maximum applicable sales charges)
Inception (February 18, 1997) to October 31, 1999	12.79%		$1,127.90
	Yield
30 Days Ended October 31, 1999	5.48%

	Class D Shares
Period	Expressed as a percentage based on a hypothetical $1,000 investment		Redeemable Value of a hypothetical $1,000 investment at the end of the period
	Average Annual Total Return (including maximum applicable sales charges)

One Year Ended October 31, 1999	(2.82%)		$ 971.80
Five Years Ended October 31, 1999	5.45%		$1,304.00
Ten Years Ended October 31, 1999	6.32%		$1,846.30
	Annual Total Return (excluding maximum applicable sales charges)

Year Ended October 31,
1999	(1.83%)		$ 981.70
1998	10.12%		$1,101.20
	Aggregate Total Return (including maximum applicable sales charges)

Inception (November 6, 1986) to October 31, 1999	123.04%		$2,230.40
	Yield
30 Days Ended October 31, 1999	5.58	%

 In order to reflect the reduced sales charges in the case of Class A and Class D shares, or waiver of the CDSC in the case of Class B and Class C shares applicable to certain investors, as described under “Purchase of Shares,” the total return data quoted by the Fund in advertisements directed to such investors, may take into account the reduced, and not the maximum, sales charge or may not take into account the CDSC and therefore may reflect greater total return since, due to the reduced sales charge or the waiver of CDSCs, a lower amount of expenses may be deducted.

On occasion, the Fund may compare its performance to various indices including the Standard & Poor’s 500 Index, the Dow Jones Industrial Average or performance data published by Lipper Analytical Services, Inc., Morningstar Publications, Inc. (“Morningstar”), Money Magazine, US Magazine, US News & World Report, Business Week, CDA Investment Technology, Inc., Forbes Magazine and Fortune Magazine or other industry publications. When comparing its performance to a market index, the Fund may refer to various statistical measures derived from the historic performance of the Fund and the index, such as standard deviation and beta. As with other performance data, performance comparisons should not be considered indicative of the Fund’s relative performance for any future period. In addition, from time to time the Fund may include its risk-adjusted performance ratings assigned by Morningstar in advertising or supplemental sales literature. As with other

35

performance data, performance comparisons should not be considered indicative of the Fund’s relative performance for any future period.

Total return figures are based on the Fund’s historical performance and are not intended to indicate future performance. The Fund’s total return will vary depending on market conditions, the securities comprising the Fund’s portfolio, the Fund’s operating expenses and the amount of realized and unrealized net capital gains or losses during the period. The value of an investment in the Fund will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost.

GENERAL INFORMATION

Description of Shares

The Fund was organized as an unincorporated business trust under the laws of Massachusetts under the name “Merrill Lynch Institutional Intermediate Fund” on September 10, 1986. At the close of business on February 14, 1997, the Fund was reorganized and changed its name to “Merrill Lynch Intermediate Government Bond Fund.” Its executive offices are located at One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2646 (telephone toll free 800-225-1576). Under the Declaration of Trust, the Trustees are authorized to issue an indefinite number of shares of $0.10 par value of one or more classes, and the Trustees have designated four classes: “Class A Common Stock,” “Class B Common Stock,” “Class C Common Stock” and “Class D Common Stock.” Each Class A, Class B, Class C and Class D share of Common Stock has equal voting rights, and each such issued and outstanding share is entitled to one vote and to participate equally in dividends and distributions declared by the Fund and in net assets of the Fund upon liquidation or dissolution remaining after satisfaction of outstanding liabilities. The shares of the Fund, when issued, will be fully paid and non-assessable, be freely transferable and have no preference, preemptive, conversion or similar rights, except that the Class B, Class C and Class D shares bear certain expenses related to the account maintenance fees associated with such shares, and Class B and Class C shares bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to such account maintenance and distribution expenditures, as applicable. See “Purchase of Shares.” The Trustees are authorized to divide or combine such shares into a greater or lesser number of shares and to classify and reclassify the shares of the Fund into additional classes of Common Stock at a future date. Shares of the Fund outstanding on the date the Fund was reorganized were reclassified as Class D shares.

There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders’ meeting for the election of trustees. Shareholders may, in accordance with the Declaration of Trust, cause a meeting of shareholders to be held for the purpose of voting on the removal of Trustees. Meetings of the shareholders will be called upon written request of shareholders holding in the aggregate not less than 10% of the outstanding shares having voting rights. Except as set forth above, the Trustees will continue to hold office and appoint successor trustees. Shares do not have cumulative voting rights and the holders of more than 50% of the shares of the Fund voting for the election of Trustees can elect all of the Trustees of the Fund if they choose to do so and in such event the holders of the remaining shares would not be able to elect any Trustees. Holders of shares of the Fund are entitled to redeem their shares as set forth under “Redemption of Shares.” No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Fund.

The Declaration of Trust establishing the Fund, dated September 10, 1986, a copy of which, together with all amendments thereto (the “Declaration”), is on file in the office of the Secretary of the Commonwealth of Massachusetts, provides that the name of the Fund refers to the trustees under the Declaration collectively as trustees, but not as individuals or personally, and no trustee, shareholder, officer, employee or agent of the Fund may be held to any personal liability, nor may resort be had to their private property for the satisfaction of any obligation or claim otherwise in connection with the affairs of the Fund but the Fund’s property only shall be liable.

Under a separate agreement Merrill Lynch has granted the Fund the right to use the “Merrill Lynch” name and has reserved the right to withdraw its consent to the use of such name by the Fund at any time, or to grant the use of such name to any other company, and the Fund has granted Merrill Lynch, under certain conditions, the use of any other name it might assume in the future, with respect to any corporation organized by Merrill Lynch.

36

Independent Auditors

Deloitte & Touche LLP, Princeton Forrestal Village, 116-300 Village Boulevard, Princeton, New Jersey 08540, has been selected as the independent auditors of the Fund. The selection of independent auditors is subject to ratification by the shareholders of the Fund. The independent auditors are responsible for auditing the annual financial statements of the Fund.

Custodian

 State Street Bank and Trust Company (the “Custodian”), PO Box 351, Boston, Massachusetts 02101, acts as the Custodian of the Fund’s assets. Under its contract with the Fund, the Custodian is authorized to establish separate accounts in foreign currencies and to cause foreign securities owned by the Fund to be held in its offices outside the US and with certain foreign banks and securities depositories. The Custodian is responsible for safeguarding and controlling the Fund’s cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Fund’s investments.

Transfer Agent

Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484 (the “Transfer Agent”), acts as of the Fund’s Transfer Agent. The Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts.

Legal Counsel

 Clifford Chance Rogers & Wells LLP, 200 Park Avenue, New York, New York 10166, is counsel for the Fund.

Reports to Shareholders

The fiscal year of the Fund ends on October 31st of each year. The Fund sends to its shareholders at least semi-annually reports showing the Fund’s portfolio and other information. An annual report, containing financial statements audited by independent auditors, is sent to shareholders each year. After the end of each year, shareholders will receive Federal income tax information regarding dividends and capital gains distributions.

Shareholder Inquiries

Shareholder inquiries may be addressed to the Fund at the address or telephone number set forth on the cover page of this Statement of Additional Information.

Additional Information

The Prospectus and this Statement of Additional Information do not contain all the information set forth in the Registration Statement and the exhibits relating thereto, which the Fund has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act and the Investment Company Act, to which reference is hereby made.

 To the knowledge of the Fund, no person or entity owned beneficially 5% or more of the Fund’s shares as of January 3, 2000 with the exception of Mr. Howard L. Simons and Mrs. Jean O. Simons TIC, 2759 Porter Ct., Glenview, IL 60025, 8.3% of Class C; William V. Glastris and Carolyn M.Glastris TIC, 647 Spruce Street, Winnetka, IL 60093, 7.2% of Class C; Hiway Federal Credit Union, Attn. Mr. Jim Seifert, 111 Empire Drive, St. Paul, MN 55103, 6.5% of Class D; William C. Scheifley Ind. Exec. Est. of Eber W. Ephlin DCSD, PO Box 678, Sugarland, TX 77487, 6.3% of Class D; Merrill Lynch Asset Management LP, Attn. Donald C. Burke, Treasurer, PO Box 9011, Princeton, NJ 08543-9011, 5.8% of Class D.

FINANCIAL STATEMENTS

The Fund’s audited financial statements are incorporated in this Statement of Additional Information by reference to its 1999 annual report to shareholders. You may request a copy of the annual report at no charge by calling (800) 456-4587 ext. 789 between 8:00 a.m. and 8:00 p.m. (Eastern time) on any business day.

37

CODE #:10432-02-00

PART C. OTHER INFORMATION

ITEM 23. Exhibits

Exhibit Number			Description
1	(a)	—	Declaration of Trust (incorporated by reference to Exhibit 1 to Registrant’s Registration Statement on Form N-1A (File No. 33-8708)).
 1	(b)	—	Form of Amendment to Declaration of Trust (incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 9 to Registrant’s Registration Statement on Form N-1A (File No. 33-8708)).
2		—	By-Laws of Registrant (incorporated by reference to Exhibit 2 to Registrant’s Registration Statement on Form N-1A (File No. 33-8708)).
3		—	None.
4		—

Specimen certificates for Class A, Class B, Class C and Class D shares of beneficial interest of Fund (incorporated by reference to Exhibit 4 to Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A (File No. 33-8708)).

5		—	Form of Investment Advisory Agreement (incorporated by reference to Exhibit 5 to Post-Effective Amendment No. 1 Registrant’s Registration Statement on Form N-1A (File No. 33-8708)).
 5	(a)	—

Form of Sub-Advisory Agreement between MLAM and Merrill Lynch Asset Management U.K. Limited (incorporated by reference to exhibit 5(a) to Post-Effective Amendment No. 13 to Registrant’s Registration Statement on Form N-1A (File No. 33-8708)).

6	(a)	—

Form of Class A Distribution Agreement between Registrant and Merrill Lynch Funds Distributor, Inc (including form of Selected Dealer Agreement) (incorporated by reference to Exhibit 6(a) to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A (File No. 33-8708)).

6	(b)	—

Form of Class B Distribution Agreement between Registrant and Merrill Lynch Funds Distributor, Inc. (including form of Selected Dealer Agreement)) (incorporated by reference to Exhibit 6(b) to Post Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A (File No. 33-8708)).

6	(c)	—

Form of Class C Distribution Agreement between Registrant and Merrill Lynch Funds Distributor, Inc. (including form of Selected Dealer Agreement) (incorporated by reference to Exhibit 6(c) to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A (File No. 33-8708)).

6	(d)	—

Form of Class D Distribution Agreement between Registrant and Merrill Lynch Funds Distributor, Inc. (including form of Selected Dealer Agreement) (incorporated by reference to Exhibit 6(d) to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A (File No. 33-8708)).

7		—	None.
 8	(a)	—	Form of Custodian Agreement (incorporated by reference to Exhibit 8 to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A (File No. 33-8708)).
8	(b)	—

Credit Agreement between the Registrant and a syndicate of banks (incorporated by reference to Exhibit 8(b) to the Registration Statement on Form N-1A of Master Premium Growth Trust (File No. 811-09733), filed December 21, 1999)).

9	(a)	—

Form of Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement between Registrant and Financial Data Services, Inc. (incorporated by reference to Exhibit 9(a) to Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A (File No 33-8708)).

9	(b)	—

Form of Agreement relating to the use of the "Merrill Lynch" name (incorporated by reference to Exhibit 9(b) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A (File No. 33-8708)).

10		—	Opinion of Counsel. (incorporated by reference to Exhibit 10 to Post-Effective Amendment No. 13 to Registrant’s Registration Statement on Form N-1A (File No. 33-8708)).
11		—	Consent of Deloitte & Touche llp, independent auditors for the Registrant.*
12		—	None.

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Exhibit Number			Description
13	(a)	—	None.
14		—	None.
15	(a)	—	Form of Class B Distribution Plan of Registrant (incorporated by reference to Exhibit 15(a) to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A (File No. 33-8708)).
15	(b)	—	Form of Class C Distribution Plan of Registrant (incorporated by reference to Exhibit 15(b) to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A (File No. 33-8708)).
15	(c)	—	Form of Class D Distribution Plan of Registrant (incorporated by reference to Exhibit 15(c) to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A (File No. 33-8708)).
16		—

Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22 (incorporated by reference to Exhibit 16 to Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A (File No. 33-8708)).

17		—	None.
18		—	Form of plan under Rule 18f-3 (incorporated by reference to Exhibit 18 to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A (File No. 33-8708)).
 27	(a)	—	Financial Data Schedule — Class A shares (incorporated by reference to Exhibit 27(a) to Post-Effective Amendment No. 16 to Registrant’s Registration Statement on Form N-1A (File No. 33-8708)).
27	(b)	—	Financial Data Schedule — Class B shares (incorporated by reference to Exhibit 27(b) to Post-Effective Amendment No. 16 to Registrant’s Registration Statement on Form N-1A (File No. 33-8708)).
27	(c)	—	Financial Data Schedule — Class C shares (incorporated by reference to Exhibit 27(c) to Post-Effective Amendment No. 16 to Registrant’s Registration Statement on Form N-1A (File No. 33-8708)).
27	(d)	—	Financial Data Schedule — Class D shares (incorporated by reference to Exhibit 27(d) to Post-Effective Amendment No. 16 to Registrant’s Registration Statement on Form N-1A (File No. 33-8708)).

*	Filed herewith

Item 24. Persons Controlled by or Under Common Control with Registrant

The Registrant is not controlled by or under common control with any other person.

Item 25. Indemnification

Reference is made to Section 5.3 of Registrant’s Declaration of Trust.

Insofar as the conditional advancing of indemnification monies for actions based upon the Investment Company Act of 1940 may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance of an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant’s disinterested, non-party trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant

C-2

has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with shares being registered, the Registrant will, unless in the opinion of its counsel that matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Advisers

Merrill Lynch Asset Management, LP (“MLAM” or the “Investment Adviser”) also acts as the investment adviser for the following open-end registered investment companies: Merrill Lynch Adjustable Rate Securities Fund, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Convertible Fund, Inc., Merrill Lynch Disciplined Equity Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Convertible Fund, Inc., Merrill Lynch Global Holdings, Inc., Merrill Lynch Global Resources Trust, Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Technology Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Intermediate Government Bond Fund, Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Real Estate Fund, Inc., Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch US Treasury Money Fund, Merrill Lynch U.S.A. Government Reserves, Merrill Lynch Utility Income Fund, Inc., Merrill Lynch Variable Series Funds, Inc., and Hotchkis and Wiley funds (advised by Hotchkis and Wiley, a division of MLAM); and for the following closed-end registered investment companies: Merrill Lynch High Income Municipal Bond Fund, Inc., Merrill Lynch Senior Floating Rate Fund, Inc., and Merrill Lynch Senior Floating Rate Fund II, Inc. MLAM also acts as sub-adviser to Merrill Lynch World Strategy Portfolio and Merrill Lynch Basic Value Equity Portfolio, two investment portfolios of EQ Advisors.

Fund Asset Management, LP (“FAM”), an affiliate of MLAM, acts as the investment adviser for the following other open-end registered investment companies: CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc., Financial Institutions Series Trust, Merrill Lynch Basic Value Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Corporate High Yield Fund, Inc., Merrill Lynch Emerging Tigers Fund, Inc., Merrill Lynch Federal Securities Trust, Merrill Lynch Focus Twenty Fund, Inc., Merrill Lynch Funds for Institutions Series, Merrill Lynch Large Cap Series Funds, Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Premier Growth Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch World Income Fund, Inc. and The Municipal Fund Accumulation Program, Inc.; and the following closed-end registered investment companies: Apex Municipal Fund, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Corporate High Yield III, Inc., Debt Strategies Fund, Inc., Debt Strategies Fund II, Inc., Debt Strategies Fund III, Inc., Income Opportunities Fund 2000, Inc., Merrill Lynch Municipal Strategy Fund, Inc., MuniAssets Fund, Inc., MuniEnhanced Fund, Inc., MuniHoldings California Insured Fund Inc., MuniHoldings Florida Insured Fund, MuniHoldings California Insured Fund II, Inc., MuniHoldings California Insured Fund III, Inc., MuniHoldings Florida Insured Fund II, MuniHoldings Florida Insured Fund III, MuniHoldings Florida Insured Fund IV, MuniHoldings Florida Insured Fund V, MuniHoldings Fund, Inc., MuniHoldings Fund II, Inc., MuniHoldings Insured Fund, Inc., MuniHoldings New Jersey Insured Fund, Inc., MuniHoldings New Jersey Insured Fund II, Inc., MuniHoldings New Jersey Insured Fund III, Inc., MuniHoldings New Jersey Insured Fund IV, Inc., MuniHoldings New York Fund, Inc., MuniHoldings New York Insured Fund II, Inc., MuniHoldings New York Insured Fund Inc., MuniHoldings New York Insured Fund III, Inc., MuniHoldings New York Insured Fund

C-3

IV, Inc., MuniInsured Fund, Inc., MuniVest Fund, Inc., MuniVest Fund II, Inc., MuniVest Florida Fund, MuniVest Michigan Insured Fund, Inc., MuniVest New Jersey Fund, Inc., MuniVest Pennsylvania Insured Fund, Inc., MuniYield Arizona Fund, Inc., MuniYield California Fund, Inc., MuniYield California Insured Fund, Inc., MuniYield California Insured Fund II, Inc., MuniYield Florida Fund, MuniYield Florida Insured Fund, MuniYield Fund, Inc., MuniYield Insured Fund, Inc., MuniYield Michigan Fund, Inc., MuniYield Michigan Insured Fund, Inc., MuniYield New Jersey Fund, Inc., MuniYield New Jersey Insured Fund, Inc., MuniYield New York Insured Fund, Inc., MuniYield New York Insured Fund II, Inc., MuniYield Pennsylvania Fund, MuniYield Quality Fund, Inc., MuniYield Quality Fund II, Inc., Senior High Income Portfolio, Inc., and Worldwide DollarVest Fund, Inc.

The address of each of these investment companies is PO Box 9011, Princeton, New Jersey 08543-9011, except that the address of Merrill Lynch Funds for Institutions Series and Merrill Lynch Intermediate Government Bond Fund is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2646. The address of the Investment Adviser and of Princeton Funds Distributor, Inc. (“PFD”), and FAM is also PO Box 9011, Princeton, New Jersey 08543-9011. The address of Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”) and Merrill Lynch & Co., Inc. (“ML & Co.”) is World Financial Center, North Tower, 250 Vesey Street, New York, New York 10281-1213.

Set forth below is a list of each officer and director of the Investment Adviser indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged since October 31, 1995 for his or her or its own account or in the capacity of director, officer, partner or trustee. In addition, Mr. Glenn holds the same positions with substantially all of the investment companies described in the preceding paragraph and Messrs. Giordano and Monagle are directors or officers of one or more of such companies. Mr. Monagle is a director or officer of one or more of such companies.

Name	Position With Investment Adviser	Other Substantial Business, Profession, Vocation or Employment
ML & Co.	Limited Partner	Financial Services Holding Company; Limited Partner of MLAM

Princeton Services	General Partner	General Partner of MLAM

Jeffrey M. Peek	President

President of MLAM; President and Director of Princeton Services; Executive Vice President of ML & Co.; Managing Director and Co-Head of the Investment Banking Division of Merrill Lynch in 1997; Senior Vice President and Director of the Global Securities and Economic Division of Merrill Lynch from 1995 to 1997

Gregory A. Bundy	Chief Operating Officer and Managing Director	Chief Operating Officer and Managing Director of MLAM; Chief Operating Officer and Managing Director of Princeton Services, Inc.; Co-CEO of Merrill Lynch Australia from 1997 to 1999

Donald C. Burke	Senior Vice President

Senior Vice President, Treasurer and Director of Taxation of MLAM; Senior Vice President and Treasurer of Princeton Services; Vice President of PFD; First Vice President of MLAM from 1997 to 1999; Vice President of MLAM from 1990 to 1997

Michael G. Clark	Senior Vice President	Senior Vice President of MLAM; Senior Vice President of Princeton Services; Director and Treasurer of PFD

Robert C. Doll	Senior Vice President	Senior Vice President of FAM; Senior Vice President of Princeton Services; Chief Investment Officer of Oppenheimer Fund, Inc. in 1999 and Executive Vice President thereof from 1991 to 1999

C-4

Name	Position With Investment Adviser	Other Substantial Business, Profession, Vocation or Employment
Linda L. Federici	Senior Vice President	Senior Vice President of MLAM; Senior Vice President of Princeton Services

Vincent R. Giordano	Senior Vice President	Senior Vice President of MLAM; Senior Vice President of Princeton Services

Michael J. Hennewinkel	Senior Vice President, Secretary and General Counsel	Senior Vice President, Secretary and General Counsel of MLAM; Senior Vice President of Princeton Services

Philip L. Kirstein	Senior Vice President	Senior Vice President of MLAM; Senior Vice President, Director, General Counsel and Secretary of Princeton Services

Debra W. Landsman-Yaros	Senior Vice President	Senior Vice President of MLAM; Senior Vice President of Princeton Services; Vice President of Princeton Funds Distributor, Inc.

Joseph T. Monagle, Jr.	Senior Vice President	Senior Vice President of MLAM; Senior Vice President of Princeton Services

Brian A. Murdock	Senior Vice President	Senior Vice President of MLAM; Senior Vice President of Princeton Services

Set forth below is a list of each executive officer and director of MLAM UK indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged since July 1, 1995, for his or her own account or in the capacity of director, officer, partner or trustee. In addition, Messrs. Glenn, Burke and Albert are officers of one or more of the registered investment companies listed in the first two paragraphs of this Item 28:

Name	Position With MLAM U.K.	Other Substantial Business, Profession, Vocation or Employment
Terry K. Glenn	Director and Chairman	Executive Vice President of FAM and MLAM; Executive Vice President and Director of Princeton Services; President and Director of PFD; President of Princeton Administrators

Alan J. Albert	Senior Managing Director	Vice President of MLAM

Nicholas C. D. Hall	Director	Director of Merrill Lynch Europe PLC; General Counsel of Merrill Lynch International Private Banking Group

Donald C. Burke	Treasurer

Senior Vice President and Treasurer of MLAM and FAM; Director of Taxation of MLAM; Senior Vice President and Treasurer of Princeton Services; Vice President of PFD; First Vice President of MLAM from 1997 to 1999; Vice President of MLAM from 1990 to 1997

Carol Ann Langham	Company Secretary	None

Debra Anne Searle	Assistant Company Secretary	None

Item 27. Principal Underwriters

(a) MLFD, a division of PFD, acts as the principal underwriter for the Registrant and for each of the open-end registered investment companies referred to in the first two paragraphs of Item 26 except CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc. and the Municipal Fund Accumulation Program, Inc. MLFD also acts as the principal underwriter for the following closed-end registered investment companies: Merrill Lynch High Income Municipal bond Fund, Inc., Merrill Lynch Municipal Strategy Fund, Inc., Merrill Lynch Senior Floating Rate Fund, Inc. and Merrill Lynch Senior Floating Rate Fund II, Inc.

C-5

A separate division of PFD acts as the principal underwriter of a number of other investment companies (b) Set forth below is information concerning each director and officer of PFD. The principal business address of each such person is PO Box 9081, Princeton, New Jersey 08543-9011, except that the address of Messrs. Brady, Breen, Crook, Fatseas, Maguire and Wasel and Ms. Schena is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665.

Name	Position With Investment Adviser	Position(s) and Office(s) with Registrant
Terry K. Glenn	President	Trustee
Michael G. Clark	Director and Treasurer	None
Thomas J. Verage	Director	None
Robert W. Crook	Senior Vice President	President and Trustee
Michelle T. Lau	Vice President	None
Salvatore Venezia	Vice President	None
Michael J. Brady	Vice President	Senior Vice President
William M. Breen	Vice President	Senior Vice President and Assistant Treasurer
James T. Fatseas	Vice President	Senior Vice President
William Wasel	Vice President	Senior Vice President
Debra W. Landsman-Yaros	Vice President	None
Mark E. Maguire	Assistant Vice President	Senior Vice President
Patricia A. Schena	Assistant Vice President	Vice President and Assistant Secretary
Donald C. Burke	Vice President	Vice President and Treasurer
Robert Harris	Secretary	None

(c) Not applicable.

Item 28. Locations of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31 (a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of the Registrant, Merrill Lynch Intermediate Government Bond Fund, 800 Scudders Mill Road, Plainsboro, New Jersey 08536; its Investment Adviser, Merrill Lynch Asset Management, 800 Scudders Mill Road, Plainsboro, New Jersey 08536; its Transfer Agent, Financial Data Services, Inc., PO Box 45289, Jacksonville, Florida 32232-5289; and its Custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

Item 29. Management Services

Other than as set forth under the caption “Management of the Fund — Merrill Lynch Asset Management” in the Prospectus constituting Part A of the Registration Statement and under “Management of the Fund — Management and Advisory Investment Arrangements” in the Statement of Additional Information constituting Part B of the Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30. Undertakings

Not Applicable.

C-6

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the Township of Plainsboro, and State of New Jersey on the 1st day of February, 2000.

MERRILL LYNCH INTERMEDIATE GOVERNMENT BOND FUND (Registrant)

By: /s/ TERRY K. GLENN
Terry K. Glenn

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*	President and Trustee
(Robert W. Crook)	(Principal Executive Officer)

*	Treasurer (Principal Financial
(Donald C. Burke)	and Accounting Officer)

*	Trustee
(A. Bruce Brackenridge)

*	Trustee
(Charles C. Cabot, Jr.)

*	Trustee
(James T. Flynn)

*	Trustee
(Terry K. Glenn)

*	Trustee
(Todd Goodwin)

*	Trustee
(George W. Holbrook, Jr.)

*	Trustee
(W. Carl Kester)

*By: /s/TERRY K. GLENN		February 1, 2000
(Terry K. Glenn) Attorney-in-Fact

C-7

POWER OF ATTORNEY

The undersigned, the Directors/Trustees and Officers of each of the registered investment companies listed below, hereby authorize Robert W. Crook, Donald C. Burke, W. Carl Kester and James T. Flynn, or any of them, as attorney-in-fact, to sign on his behalf in the capacities indicated any Registration Statement or amendment thereto (including post-effective amendments) for each of the following registered investment companies and to file the same, with all exhibits thereto, with the Securities and Exchange Commission: Merrill Lynch Intermediate Government Bond Fund and Merrill Lynch Funds for Institutions Series.

Dated: January 27, 2000

/s/ ROBERT W. CROOK Robert W. Crook (President/Principal Executive Officer/Director/Trustee)	/s/ DONALD C. BURKE Donald C. Burke (Treasurer/Director/Trustee)

/s/ A. BRUCE BRACKENRIDGE A. Bruce Brackenridge (Director/Trustee)	/s/ CHARLES C. CABOT, JR. Charles C. Cabot, Jr. (Director/Trustee)

/s/ JAMES T. FLYNN James T. Flynn (Director/Trustee)	/s/ TERRY K. GLENN Terry K. Glenn (Director/Trustee)

/s/ TODD GOODWIN Todd Goodwin (Director/Trustee)	/s/ GEORGE W. HOLBROOK, JR. George W. Holbrook, Jr. (Director/Trustee)

/s/ W. CARL KESTER W. Carl Kester (Director/Trustee)

C-8

INDEX TO EXHIBITS

Exhibit Number		Description

11	—	Consent of Deloitte & Touche LLP, independent auditors for the Registrant